                                               Securities Act File No. _________
                                       Investment Company Act File No. _________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

          Pre-Effective Amendment No. ___                                 [ ]

          Post-Effective Amendment No. ___                                [ ]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

          Amendment No. ___                                               [ ]

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                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

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                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant    [ ] on (date) pursuant to
    to paragraph (b)                        paragraph (a)(1)

[ ] on (date) pursuant to               [ ] 75 days after filing pursuant to
    paragraph (b)                           paragraph (a)(2)

[ ] 60 days after filing pursuant       [ ] on (date) pursuant to paragraph
    to paragraph (a)(1)                     (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                                                                     PROSPECTUS
                                                                         , 2005
Seligman
TargetHorizon ETF Portfolios, Inc.

          Asset Allocation Strategies Seeking to Manage Risk Over Time

..Seligman TargETFund 2025

..Seligman TargETFund 2015

..Seligman TargETFund Harvester

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if these Funds are suitable for you.

Seligman TargetHorizon ETF Portfolios, Inc. is based on two processes developed by J. & W. Seligman & Co. Incorporated: Seligman Time Horizon Matrix/SM/, an asset allocation strategy, and Seligman Harvester/SM/, a combined income-withdrawal and asset-allocation strategy. Seligman Time Horizon Matrix, Seligman Harvester, Seligman TargetHorizon ETF Portfolios, Seligman TargETFund 2025, Seligman TargETFund 2015, Seligman TargETFund Harvester, and TargETFund are proprietary service marks of Seligman Advisors, Inc. Patent pending on the business methodologies and apparatus for implementing the Seligman Harvester Risk Management System.

ETF1 0/2005
                                  managed by
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Table of Contents

THE FUNDS
      Overview.....................................................................  1
      Asset Allocation Strategies..................................................  1
      Investment Objectives and Principal Investment Strategies of the Funds.......  2
      Principal Risks of an Investment in the Funds................................  5
      Past Performance of the Funds................................................  6
      Fees and Expenses of the Funds...............................................  7
      Examples of Each Fund's Expenses.............................................  9
      Questions and Answers About the Funds........................................ 10
      Additional Information About the Funds' Investment Strategies and Risks...... 14
      Management................................................................... 16
THE UNDERLYING ETFS
      Description of The Underlying ETFs........................................... 21
      Certain Risks of the Underlying ETFs......................................... 22
SHAREHOLDER INFORMATION
      Deciding Which Class of Shares to Buy........................................ 25
      Pricing of Fund Shares....................................................... 31
      Opening Your Account......................................................... 31
      How to Buy Additional Shares................................................. 32
      How to Exchange Shares Among the Seligman Mutual Funds....................... 33
      How to Sell Shares........................................................... 33
      Important Policies That May Affect Your Account.............................. 35
      Frequent Trading of Fund Shares.............................................. 36
      Dividends and Capital Gain Distributions..................................... 37
      Taxes........................................................................ 38
FINANCIAL HIGHLIGHTS............................................................... 41
APPENDIX A......................................................................... 42
APPENDIX B......................................................................... 43
HOW TO CONTACT US.................................................................. 44
FOR MORE INFORMATION .................................................back cover.......

The Funds

Overview

J. & W. Seligman & Co. Incorporated (the "Manager") serves as the investment manager for Seligman TargETFund 2025 ("TargETFund 2025"), Seligman TargETFund 2015 ("TargETFund 2015") and Seligman TargETFund Harvester ("TargETFund Harvester"). Each Fund is a separate fund of Seligman TargetHorizon ETF Portfolios, Inc. (the "Series"). The Funds are designed for investors who are seeking to have their asset allocation decisions made by a professional investment manager. TargETFund 2025 and TargETFund 2015 are collectively referred to herein as the "Target Date Funds" and are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Harvester is designed for investors who seek capital appreciation and preservation of capital with current income. As discussed below, each Fund uses "exchange-traded funds" or "ETFs" to implement its investment strategy.

Asset Allocation Strategies

Each Fund seeks to achieve its investment objective(s) by implementing asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. The foundation for these strategies is the historical observation that the relative risk of various asset classes changes over time. Based on these observations, the Manager believes that time, as well as asset allocation, can be used to diversify risk. The Manager uses both sophisticated statistical techniques and investment judgment to guide the asset allocations of each of the Funds. Extensive analyses of historical performance of asset classes are used to assess the relative risk of various asset allocations over different time periods. A series of questions and answers explaining more about Seligman Time Horizon Matrix and Seligman Harvester, as well as how an investor may invest in the Funds to take advantage of these strategies, appears later in this Prospectus under "Questions and Answers About the Funds."

The asset allocation for each Fund is strategic. With respect to the Target Date Funds, the longer the time to the target year, the greater the emphasis on investing in asset classes that historically have provided capital appreciation, although such asset classes have historically experienced short-term volatility greater than asset classes that have historically provided less capital appreciation. In general, for time periods of 10 years or more, the Manager typically will emphasize investments in domestic small and mid-cap equity asset classes and international asset classes, including emerging markets. As investment horizons shorten, the relative risk of stocks and bonds begins to change, and the allocations to asset classes that have historically experienced high short-term volatility are reduced in favor of an asset allocation that has historically experienced less short-term volatility. In addition, as the target year approaches, the Target Date Funds will steadily increase emphasis on those asset classes that potentially provide higher income although capital appreciation will continue to be a consideration. Thus, over time it is expected that the portfolio allocation of each of the Target Date Funds will steadily shift toward less aggressive large- and medium-capitalization and dividend-producing equity asset classes and real estate (in the form of real estate investment trusts ("REITs")), supplemented by an increasing allocation to domestic fixed-income asset classes. With regard to TargETFund Harvester, the Manager intends to allocate the Fund's assets among large- and medium-cap equity asset classes (including domestic and international), real estate (in the form of REITs) and domestic fixed income asset classes.

Each Fund will seek to implement these strategies by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, each ETF seeks to track a securities index or a basket of securities. The Manager believes that investments in ETFs provide each Fund with a cost-effective means of creating a diverse portfolio. A description of the ETFs that the Funds may purchase is set forth on page [ ] of this prospectus, although other ETFs may be added from time to time as deemed appropriate by the Manager. The ETFs in which the Funds may invest are referred to herein as the "Underlying ETFs." In addition, in pursuing its investment objective(s), each Fund may also invest directly in U.S. Government securities, high quality, short-term instruments and cash and cash equivalents.

In a manner consistent with each Fund's strategic allocation, the Manager will monitor and regularly modify each Fund's asset allocation as the Manager believes is appropriate based upon its ongoing research. In the event that the Manager believes market conditions warrant such action, it may make tactical or short term shifts in the weightings of various asset classes. With regard to the Target Date Funds, the Manager will undertake a risk management process called "migration" which involves the ongoing reallocation of each Target Date Fund's investments in a manner that is designed to provide a periodic reduction in the expected volatility and an increase in potential income as the Target Date Funds move ever closer to their respective target years.

The Manager will attempt to effect changes to the asset allocations of the Funds using capital inflows in order to minimize sales of the Underlying ETFs held by the Funds. In addition, the Manager will attempt to correlate required capital outflows (e.g., those necessary to meet redemptions) with modifications to the asset allocations of each of the Funds. By taking such actions, the Manager seeks to minimize (to the extent possible) the realization of capital gains by the Funds and related tax consequences as well as the portfolio turnover of the Fund. However, there can be no assurances that the Manager will be able to effectuate changes to allocations primarily though these actions. It is anticipated that in connection with periodic reallocations by the Manager that the Funds will sell shares of Underlying ETFs they hold, and that such sales could generate capital gains and related tax consequences. For more information, please see "Dividend and Capital Gain Distributions" and "Taxes." Such trading activity would also increase a Fund's expenses due to transaction costs incurred in connection with the sale of the Underlying ETFs (i.e., brokerage and related costs).

Investment Objectives and Principal Investment Strategies of the Funds

SELIGMAN TARGETFUND 2025

INVESTMENT OBJECTIVE

Capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2025 approaches.

PRINCIPAL INVESTMENT STRATEGIES

TargETFund 2025 seeks to achieve its investment objective by investing at least 80% of its net assets in the Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2025, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach their investment goal around the year 2025. In this respect, TargETFund 2025 is intended to become more conservative over time until (in 2025) its investments are substantially similar to TargETFund Harvester. During 2025, TargETFund 2025 will be combined with TargETFund Harvester and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Harvester.

As of the date of this Prospectus, the approximate asset allocation strategy used by the Manager for TargETFund 2025 reflects an allocation to the following asset classes:

[ALLOCATION TO COME]

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2025 consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2025 to the international asset class (which includes emerging markets), the Manager may use Underlying ETFs that seek to replicate the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") and the Morgan Stanley Capital International Emerging Markets Index (the "MSCI Emerging Markets Index") or a combination thereof.

SELIGMAN TARGETFUND 2015

INVESTMENT OBJECTIVE

Capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches.

PRINCIPAL INVESTMENT STRATEGIES

TargETFund 2015 seeks to achieve its investment objective by investing at least 80% of its net assets in the Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2015, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach their investment goal around the year 2015. In this respect, TargETFund 2015 is intended to become more conservative over time until (in 2015) its investments are substantially similar to TargETFund Harvester. During 2015, TargETFund 2015 will be combined with TargETFund Harvester, and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Harvester. As of the date of this Prospectus, the approximate asset allocation strategy used by the Manager for TargETFund 2015 reflects an allocation to the following asset classes:

[ALLOCATION TO COME]

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2015 consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2015 to the international equity asset class (which includes emerging markets), the Manager may use Underlying ETFs that seek to replicate the performance of the MSCI EAFE Index and the MSCI Emerging Markets Index or a combination thereof.

SELIGMAN TARGETFUND HARVESTER

INVESTMENT OBJECTIVE

Capital appreciation and preservation of capital with current income.

PRINCIPAL INVESTMENT STRATEGIES

TargETFund Harvester seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund Harvester, the Manager will use an asset allocation strategy that is intended for a person who is retired or expected to retire within a short time or otherwise intends to seek withdrawals from invested assets. In this respect, TargETFund Harvester is designed for investors who are seeking capital appreciation and preservation of capital with current income.

As of the date of this Prospectus, the approximate asset allocation strategy used by the Manager for TargETFund Harvester reflects an allocation to the following asset classes:

[ALLOCATION TO COME]

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund Harvester consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall within the general asset classes described in the chart above. For example, in seeking to allocate assets of TargETFund Harvester to the domestic large-cap equity asset class, the Manager may use Underlying ETFs replicating the S&P 500 Index.

Temporary Defensive Positions. The Funds may from time to time take temporary defensive positions that are inconsistent with their principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Fund from achieving its objective.

Principal Risks of an Investment in the Funds

An investment in any of the Funds, like an investment in any mutual fund, involves risks. An investment in a "fund of funds" involves other risks as well. The following describes the principal investment risks associated with investments in the Funds.

The value of each Fund will fluctuate with changes in the value of the Underlying ETFs or other securities in which it invests, and you could lose money if you sell your shares at a price lower than you paid for them.

Because the assets of each Fund will be invested primarily in the Underlying ETFs, each Fund's investment performance is directly related to the investment performance of the Underlying ETFs. The ability of a Fund to realize its investment objective will depend, in part, on the effectiveness of the Manager's research and analysis in determining the appropriate asset allocation among the Underlying ETFs.

In addition to a Fund's operating expenses, you will indirectly pay your proportional share of the operating expenses of the Underlying ETFs. Thus, the expenses you pay as an investor in a Fund will be higher than if you invested directly in the Underlying ETFs.

There can be no assurances that the Funds will grow to or be able to maintain an economically viable size. If they do not, the Board of Directors of the Series may authorize the liquidation of one or all of the Funds. A liquidation can be authorized by the Board of Directors without a shareholder vote. The timing of any such liquidation might not be favorable to certain individual shareholders.

ETF RISKS

Each Fund is exposed to the same risks as the Underlying ETFs in direct proportion to the allocation of its assets among the Underlying ETFs.

.. Passive Investors--Each Underlying ETF is a "passive investor" and therefore invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An Underlying ETF may invest in all of the securities in such index or in a representative sample of such securities. The Underlying ETFs will not attempt to take defensive positions in volatile or declining markets.

.. Tracking Risk--The Underlying ETFs will not be able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between an Underlying ETF and the index it seeks to track can be due to, among other factors, the expenses that the Underlying ETF pays, regulatory constraints, investment strategies or techniques undertaken by an Underlying ETF (e.g., investments in options or futures) and changes to an underlying index. In addition, there may exist a lack of correlation between the securities in an index and those actually held by an Underlying ETF.

.. Net Asset Value--The market price of an Underlying ETF may be different than the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Fund that invests in such an Underlying ETF could be adversely impacted.

.. Market Trading Risk--Although the Underlying ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such Underlying ETFs will be maintained. In addition, secondary market trading in the Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the Underlying ETFs will continue to be met or will remain unchanged.

In addition to the risks described above, each Fund is exposed to the same risks as the Underlying ETFs in respect of the specific investments made by the

ETFs, in direct proportion to the allocation of its assets among the Underlying ETFs. These risks, some of which are summarized below, are described more fully under "Certain Risks of the Underlying ETFS":

.. Small-Cap Companies--Investments in these companies are subject to additional risks. For example, such companies typically have less financial and managerial resources and more limited product lines than large-capitalization companies. In addition, such companies may be thinly traded and therefore subject to greater price volatility.

.. Foreign Investments--Investments in foreign issuers expose investors to currency fluctuations, foreign taxation, settlement and custody risk, and changes in political conditions. Foreign investments may also include securities of issuers located in emerging countries. These countries may have relatively unstable governments and less diversified industrial bases.

.. Real Estate Companies--Investments in real estate companies (i.e., companies that, at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as real estate investment trusts ("REITs") are subject to additional risks. None of the Underlying ETFs will generally invest in real estate directly, but certain Underlying ETFs may invest in securities issued by real estate companies. As a result, such Underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.

.. Sector Volatility and Non-Diversified Portfolios--Certain Underlying ETFs are subject to sector volatility or may be non-diversified thus creating additional risks.

.. Fixed Income--Investments in fixed income securities by the Underlying ETFs may involve interest-rate risk, credit risk or market risk.

PORTFOLIO HOLDINGS

A description of the Series' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance of the Funds

The Series is a newly organized mutual fund, and as such, none of the Funds has any past performance.

Fees and Expenses of the Funds

The tables below summarize the fees and expenses that you may pay as a shareholder of each Fund. Each class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other investors in such Fund.

SHAREHOLDER FEES FOR EACH FUND:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS A     CLASS B CLASS C CLASS D CLASS R
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                  4.75%            5%     2%       1%      1%
-----------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases
   (as a % of offering price)                                             4.75%/(1)(2)/  none     1%     none    none
-----------------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
   (as a % of original purchase price or current net asset value,
   whichever is less)                                                      none/(1)/       5%     1%       1%      1%
-----------------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
(2)Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value.

The Fund expenses shown in these tables do not include the pro rata expenses of the Underlying ETFs. The Fund expenses shown in these tables would be higher if they were included.

TARGETFUND 2025 ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
(as a percentage of average net assets)

FEES AND EXPENSES                                                    CLASS A  CLASS B  CLASS C  CLASS D  CLASS R
-----------------------------------------------------------------------------------------------------------------
Management fees                                                           %        %        %        %        %
-----------------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                               0.25     1.00     1.00     1.00     0.50
-----------------------------------------------------------------------------------------------------------------
Other expenses/(2)/                                                    0.94     0.94     0.94     0.94     0.94
-----------------------------------------------------------------------------------------------------------------
Total gross operating expenses/(1)/
-------------
(1) Less: Fee waiver and/or expense reimbursement                     (0.50)   (0.50)   (0.50)   (0.50)   (0.50)
-----------------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or reimbursement)
-----------------------------------------------------------------------------------------------------------------

(2)Calculations are based on estimated expenses of the Fund for the current fiscal year. Amounts shown exclude organization and offering costs estimated
   at $     which are being paid directly by the investment manager. Beginning
   October 3, 2005 through January 31, 2007, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees and extraordinary expenses) exceed 0.44% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include
   the expenses of the Underlying ETFs, which range from   % to   % per annum
   of such ETFs average daily net assets. The weighted average of the expenses of the Underlying ETFs in which the Fund expects to invest as of the date of
   this prospectus is   %.

TARGETFUND 2015 ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
(as a percentage of average net assets)

FEES AND EXPENSES                                                    CLASS A  CLASS B  CLASS C  CLASS D  CLASS R
-----------------------------------------------------------------------------------------------------------------
Management fees                                                           %        %        %        %        %
-----------------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                               0.25     1.00     1.00     1.00     0.50
-----------------------------------------------------------------------------------------------------------------
Other expenses(2)                                                      0.94     0.94     0.94     0.94     0.94
-----------------------------------------------------------------------------------------------------------------
Total gross operating expenses/(1)/
-------------
(1) Less: Fee waiver and/or expense reimbursement                     (0.50)   (0.50)   (0.50)   (0.50)   (0.50)
-----------------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or reimbursement)
-----------------------------------------------------------------------------------------------------------------

(2)Calculations are based on estimated expenses of the Fund for the current fiscal year. Amounts shown exclude organization and offering costs estimated
   at $     which are being paid directly by the investment manager. Beginning
   October 3, 2005 through January 31, 2007, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees and extraordinary expenses) exceed 0.44% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include
   the expenses of the Underlying ETFs, which range from   % to   % per annum
   of such ETFs average daily net assets. The weighted average of the expenses of the Underlying ETFs in which the Fund expects to invest as of the date of
   this prospectus is   %.

TARGETFUND HARVESTER ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
(as a percentage of average net assets)

FEES AND EXPENSES                                                    CLASS A  CLASS B CLASS C  CLASS D  CLASS R
----------------------------------------------------------------------------------------------------------------
Management fees                                                           %        %       %        %        %
----------------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                               0.25     1.00    1.00     1.00     0.50
----------------------------------------------------------------------------------------------------------------
Other expenses/(2)/                                                    0.94     0.94    0.94     0.94     0.94
----------------------------------------------------------------------------------------------------------------
Total gross operating expenses/(1)/
-------------
(1) Less: Fee waiver and/or expense reimbursement                     (0.50)   (0.50)  (0.50)   (0.50)   (0.50)
----------------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or reimbursement)
----------------------------------------------------------------------------------------------------------------

(2)Calculations are based on estimated expenses of the Fund for the current fiscal year. Amounts shown exclude organization and offering costs estimated
   at $     which are being paid directly by the investment manager. Beginning
   October 3, 2005 through January 31, 2007, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees and extraordinary expenses) exceed 0.44% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include
   the expenses of the Underlying ETFs, which range from   % to   % per annum
   of such ETFs average daily net assets. The weighted average of the expenses of the Underlying ETFs in which the Fund expects to invest as of the date of
   this prospectus is   %.

Examples of Each Fund's Expenses

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund for each period and then sell all of your shares at the end of the period, (2) your investment in each Fund has a 5% return each year, and (3) each Fund's operating expenses ratio (including the management fee) reflects the contractual fee waiver/expense reimbursement in
effect through January 31, 2007 as described on pages    through    of this
Prospectus. They do not reflect the fees and expenses paid by the Underlying ETFs. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TARGETFUND 2025

                                           1 YEAR 3 YEARS
                                           ------ -------
                            Class A          $      $
                      -----------------------------------
                            Class B
                      -----------------------------------
                            Class C
                      -----------------------------------
                            Class D
                      -----------------------------------
                            Class R
                      -----------------------------------

                      TARGETFUND 2015

                                           1 YEAR 3 YEARS
                                           ------ -------
                            Class A          $      $
                      -----------------------------------
                            Class B
                      -----------------------------------
                            Class C
                      -----------------------------------
                            Class D
                      -----------------------------------
                            Class R
                      -----------------------------------

                      TARGETFUND HARVESTER

                                           1 YEAR 3 YEARS
                                           ------ -------
                            Class A          $      $
                      -----------------------------------
                            Class B
                      -----------------------------------
                            Class C
                      -----------------------------------
                            Class D
                      -----------------------------------
                            Class R
                      -----------------------------------

                             If you do not sell your shares at the end of each period, your costs would be:

                                                   1 YEAR              3 YEARS
                                                   ------              -------
                             Class A                 $                   $
                             --------------------------------------------------------------
                             Class B
                             --------------------------------------------------------------
                             Class C
                             --------------------------------------------------------------
                             Class D
                             --------------------------------------------------------------
                             Class R
                             --------------------------------------------------------------

                             If you do not sell your shares at the end of each period, your costs would be:

                                                   1 YEAR              3 YEARS
                                                   ------              -------
                             Class A                 $                   $
                             --------------------------------------------------------------
                             Class B
                             --------------------------------------------------------------
                             Class C
                             --------------------------------------------------------------
                             Class D
                             --------------------------------------------------------------
                             Class R
                             --------------------------------------------------------------

                             If you do not sell your shares at the end of each period, your costs would be:

                                                   1 YEAR              3 YEARS
                                                   ------              -------
                             Class A                 $                   $
                             --------------------------------------------------------------
                             Class B
                             --------------------------------------------------------------
                             Class C
                             --------------------------------------------------------------
                             Class D
                             --------------------------------------------------------------
                             Class R
                             --------------------------------------------------------------

Questions and Answers About the Funds

Q:WHICH FUND SHOULD I CONSIDER?

A:TargETFund 2025 and TargETFund 2015 are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Harvester is designed for investors who seek capital appreciation and preservation of capital with current income.

Q:WHAT ARE THE FUNDS' ASSET ALLOCATION STRATEGIES?

A:Each Fund invests a percentage of its assets in the Underlying ETFs based on two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. These strategies are based on the Manager's belief that, over time, shareholders who use a prudent risk management and asset allocation process should see better investment results than shareholders who let their emotions drive their investment behavior. Implementation and execution of the Time Horizon and Harvester strategies, through funds designed to meet specific financial goals, provide investors with an asset allocation strategy that studies suggest they are unlikely to implement on their own.

Q:CAN I TAKE FULL ADVANTAGE OF SELIGMAN TIME HORIZON MATRIX AND SELIGMAN
  HARVESTER ASSET ALLOCATION STRATEGIES BY SIMPLY INVESTING IN THE FUNDS?

A:Yes. TargETFund 2025 and TargETFund 2015 each are "target-date funds" that seek to implement Seligman Time Horizon Matrix by investing a specified percentage of their respective assets in the Underlying ETFs. TargETFund Harvester seeks to implement Seligman Harvester also by investing a specified percentage of its assets in various Underlying ETFs. Each strategy is explained in detail below.

Q:WHAT ARE TARGET-DATE FUNDS?

A:In general, target-date funds periodically shift allocations from historically more aggressive to less aggressive asset classes, which provides investors with a simple, convenient and disciplined means of employing a professionally managed diversification process over long time-frames.

Q:IS EACH FUND AN ETF?

A:No. Each Fund is a mutual fund that invests in a variety of ETFs.
  ETFs--exchange-traded funds--are investment companies that generally seek to track a securities index or baskets of securities. They are listed and traded on U.S. stock exchanges or otherwise traded on the over-the-counter market.

Q:WHAT IS THE BASIS FOR EACH FUND'S STRATEGY?

A:Each Fund benefits from the Manager's extensive, ongoing research into the relationship between time and the relative risk of various asset classes.

.. TargETFund 2025: Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-cap equity asset classes and international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one asset class is based on the Manager's research findings that show such asset classes have been essential to overcome the effect of inflation and to benefit from compounding returns over long time frames. The Manager includes the international asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification.

.. TargETFund 2015: Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-cap equity asset classes and international equity asset classes, including emerging markets. In addition, this Fund under normal market conditions invests in Underlying ETFs that invest in the real estate asset class (in the form of REITs) and in Underlying ETFs that invest in the fixed-income asset class. The Manager believes that exposure to the real estate asset class (i.e., REITs) can provide relative diversification and high liquidity and reduce volatility in yield and market values. An allocation to the fixed income asset class is included in an attempt to provide relative diversification and stability and some current income.

.. TargETFund Harvester: Under normal market conditions, this Fund invests in Underlying ETFs that invest in (i) domestic mid- and large-cap equity asset classes; (ii) international asset classes (not including emerging markets);
   (iii) the real estate asset class (in the form of REITs); and (iv) the fixed-income asset class (including Underlying ETFs that invest in US Government securities). The Fund normally does not include allocations to ETFs that invest in the small-cap or emerging markets equity asset classes. This reflects the Manager's opinion that these asset classes are too volatile and speculative for investors who wish to conserve their capital and generate an income stream. As with TargETFund 2015 the Manager believes that exposure to the real estate asset class (i.e., REITs) can provide relative diversification and high liquidity and reduce volatility in yield and market values. Similarly, exposure to the fixed income asset class is included in an attempt to provide relative diversification, stability and income. An allocation to Underlying ETFs that invest in US Government securities is included because the Manager believes that such an allocation can help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn.

Q:WHAT IS SELIGMAN TIME HORIZON MATRIX?

A:Seligman Time Horizon Matrix is a multidiscipline strategy designed for investors seeking to manage market risk and build wealth over time. The strategy is based on historical calendar-year performance of various asset classes since 1950 and may be updated as the Manager deems appropriate. The foundation for this strategy is the historical observation that the relative risk of various asset classes changes over time. Based on these observations, the Manager believes that time, as well as asset allocation, can be used to diversify risk. Through its systematic investment approach that seeks to meet financial goals, Seligman Time Horizon Matrix seeks to manage the impact of market fluctuations. A basic premise of Seligman Time Horizon Matrix is to stay invested throughout market fluctuations rather than trying to time the market and avoid volatility by jumping in and out of various investments. As investment history has shown, it has been nearly impossible to time the markets successfully on a consistent basis.

Q:WHAT IS SELIGMAN HARVESTER?

A:Seligman Harvester (which is incorporated in Seligman Time Horizon Matrix) is an income withdrawal and asset allocation strategy designed for investors who seek current income and capital preservation as well as growth of capital. This strategy is designed for investors who need to withdraw income from accumulated assets, and who, therefore, may be more sensitive to the volatility of their investments. For example, if you withdraw a fixed amount of an investment in a down market you deplete more capital than you would in an up market because you have to sell more of your investment to produce the desired withdrawal. Further, if the market rebounds, fewer assets will be left to take part in the upswing. The Seligman Harvester strategy seeks to adjust your withdrawals and asset allocation to reduce such risks. The purchase of TargETFund Harvester, however, will not automatically implement the withdrawal component of the strategy, which is based on an analysis that includes an individual investor's spending needs, sources of income and tax considerations. The Manager recommends that an investor interested in developing a Seligman Harvester withdrawal strategy consult a financial advisor.

Q:HOW WAS SELIGMAN TIME HORIZON MATRIX DEVELOPED?

A:Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examines the performance of different asset classes over various time periods. Although past performance of asset classes is not a guarantee of future results, the Manager believes that an analysis of historical performance can provide guidelines that help make prudent long-term investment decisions. The Manager's research shows that, historically, as time frames lengthen, market volatility and the relative risk among various asset classes have changed.

  For example, small-company stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-company stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20 calendar-year holding period since 1950 the worst performance of small-company stocks surpassed the best performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10-, 20- and 30-year holding periods. Of course, past performance is not a guarantee of future results. Appendix B includes a chart that illustrates how the relative risk of certain asset classes historically has changed over different holding periods since 1950.

Q:HOW WAS SELIGMAN HARVESTER DEVELOPED?

A:Seligman Harvester also was developed through proprietary research conducted by the Manager. Using sophisticated statistical techniques to analyze asset class returns since 1950, this research tested different combinations of withdrawal strategies and asset allocations to assess the probability of conserving capital while realizing current income. Like Seligman Time Horizon Matrix, Seligman Harvester may be updated. One of the key design parameters for a Harvester portfolio was to develop an allocation that would have had no negative investment results over any five-year period since 1950. The Manager's research indicates that an asset allocation comprising equities (including real estate securities), fixed income and US government securities was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies. Under normal market conditions, the Seligman TargETFund Harvester intends to maintain an asset allocation that includes such asset classes.

Q:HOW DO THE TARGETFUNDS IMPLEMENT THE TIME HORIZON MATRIX AND HARVESTER
  STRATEGIES?

A:The Target Date Funds seek to reduce an investor's portfolio volatility on a periodic basis through "migration." Migration involves periodically shifting portfolio investments from historically more volatile asset classes to historically less volatile asset classes. This process continues in accordance with the recommendations in Seligman Time Horizon Matrix, until the portfolio matches the asset allocation recommended by TargETFund Harvester. As discussed above, TargETFund 2025 and TargETFund 2015 (i.e., the Target Date Funds) automatically implement this strategy. TargETFund Harvester, which seeks to maintain its target allocation, does not use migration.

Q:WHY SHOULDN'T I JUST INVEST IN THE UNDERLYING ETFS DIRECTLY?

A:Investing in the Funds offers you the choice of turnkey convenience and simplicity. For example, your statements will detail only one Fund rather than all the various individual Underlying ETFs. Moreover, by using cash flows and periodic adjustments, the Manager will maintain an investment in each of the Underlying ETFs that approximates, to the extent possible, the targeted allocations in the Time Horizon and Harvester asset allocation strategies. By contrast, if you choose to invest in the Underlying ETFs separately, you would have to make these adjustments yourself, incurring additional transaction costs.

Additional Information About the Funds' Investment Strategies and Risks

As mentioned above, each Fund pursues its investment objective by investing in the Underlying ETFs. Each Fund may also invest up to 20% of its net assets in US Government securities, high-quality, short-term instruments, and cash and cash equivalents. However, in order to respond to adverse market, economic, political or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund's assets are invested in such investments, the Fund may not be achieving its investment objective(s).

A Fund may purchase or sell shares of the Underlying ETFs, US Government securities and high-quality, short-term instruments: (a) to accommodate purchases and sales of its shares; (b) in respect of the Target Date Funds, to implement the process of migration as discussed under Asset Allocation Strategies; (c) to adjust the percentages of its assets invested in each of the Underlying ETFs, US Government securities high-quality, short-term instruments and cash and cash equivalents in response to economic or market conditions and changes in Seligman Time Horizon Matrix.

As mentioned above, under normal conditions, the Manager intends periodically to reallocate its investments in the Underlying ETFs. This process may generate net capital gains (including short-term capital gains that are generally taxed to investors at ordinary income tax rates) to investors in the Funds. The Manager will seek to minimize the realization of net capital gains by allocating both positive and negative cash flows (realized from purchases and sales of Fund shares) in a manner that periodically moves the actual positions in the Underlying ETFs toward the asset allocation ranges deemed appropriate by the Manager. However, the reallocation process may generate net capital gains for investors that are higher than the net capital gains ordinarily incurred by an investor through an asset allocation strategy that has broader investment ranges or an asset allocation strategy designed by the investor.

Investors in the Funds may bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying ETFs that result in realization of ordinary income or taxable gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Except for its fundamental policies, each Fund may change its principal strategies if the Board of Directors believes doing so is consistent with that Fund's objective. In addition, the Underlying ETFs, US Government securities and short-term instruments in which each Fund may invest, the asset allocations, and the investments in each Underlying ETF may be changed from time to time without shareholder approval. However, each Fund's objective(s) and its fundamental policies may be changed only with shareholder approval.

Each Fund is subject to the risk that the asset allocation strategy used by the Manager may fail to produce the intended results. The historical data on which Seligman Time Horizon Matrix and Seligman Harvester are based involve the performance of various asset classes. Past performance (before and after taxes), however, is not a guarantee of future performance. Moreover, the investments of the Underlying ETFs may differ significantly from the securities that comprise those asset classes, and there is a risk that the performance of the Underlying ETFs will not be the same as the performance of those asset classes.

A Fund may not be able to pay redemption proceeds within the period stated in the Prospectus because of unusual market conditions.

There is no guarantee that investors will realize their investment goals by investing in one or more of the Funds. Investors should carefully consider the risks and tax consequences involved with an investment in one or more of the Funds.

A more complete description of the risks associated with the investment practices of the Underlying ETFs is provided under "Certain Risks of the Underlying ETFs" in this Prospectus and in "Investment Strategies and Risks" in the Statement of Additional Information.

Management

The Board of Directors of the Series provides broad supervision over the affairs of each Fund.

The Manager of each Fund, J. & W. Seligman & Co. Incorporated, is located at 100 Park Avenue, New York, New York 10017. The Manager is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, the Manager currently serves as manager to 24 US registered investment companies, which offer 58 investment portfolios with
approximately $     billion in assets as of       , 2005. The Manager also
provides investment management or advice to institutional or other accounts
having an aggregate value at       , 2005, of approximately $     billion.

Each Fund pays the Manager a management fee for its advisory services. The fee rate declines as each Fund's net assets increase. The management fee rates are equal to an annual rate of % of each Fund's average daily net assets for up
to $500 million of net assets per Fund,     % of each Fund's average daily net
assets from $500 million to $1 billion of net assets per Fund and % of each Fund's average daily net assets in excess of $1 billion per Fund. In addition to the management fees paid by each of the Funds, investors will bear their pro-rata portion of the management fees charged by the Underlying ETFs. This will result in an investor paying higher overall fees than if the investor purchased the Underlying ETFs directly. However, no management fees, other than the management fee paid by the Funds, will be charged on each Fund's investment directly in individual US Government securities and short-term instruments. The Manager is waiving its investment management fee and reimbursing Fund expenses in order to limit each Fund's operating expenses. See "Fees and Expenses of the Funds."

PORTFOLIO MANAGEMENT

Mr. Charles W. Kadlec and Mr. John B. Cunningham are each Co-Portfolio Managers of the Funds and Vice Presidents of the Series. Mr. Kadlec is also a Managing Director and Director of the Manager as well as President of Seligman Advisors, Inc. and Seligman Services, Inc. He is also a Vice President and Portfolio Manager of Seligman Time Horizon/ Harvester Series, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester. He is also Vice President of Tri-Continental Corporation.

Mr. Cunningham is also a Vice President and Portfolio Manager of Seligman Common Stock Fund and Tri-Continental Corporation, as well as a Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. He is also Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Common Stock Portfolio. Mr. Cunningham is also a Managing Director and Chief Investment Officer of the Manager. Prior to joining the Manager in 2004, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management ("SBAM") and Group Head of SBAM's Equity Team. Prior to 2001, he was Director, Portfolio Manager of SBAM.

Mr. Kadlec and Mr. Cunningham each have decision-making authority with respect to each Fund's investments. They are responsible for the direction and interpretation of the ongoing statistical research that, in combination with their investment judgment, forms the basis of changes in the asset allocations of the Funds. In addition, they are responsible for managing cash inflows and outflows and the migration process.

Mr. Gary Terpening provides assistance in managing the Funds through his research and contributions to investment decisions with respect to the design of the overall asset allocations and through the recommendation of specific Underlying ETFs for the implementation of those allocation strategies. Mr. Terpening is Vice President of the Manager (since 2000) and Seligman Advisors (since 1998).

The Series' Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Funds.


AFFILIATES OF THE MANAGER:
Seligman Advisors, Inc.:
Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):
Each Fund's shareholder service agent; provides shareholder account services to the Funds at cost.

Frequently Asked Questions About Regulatory Matters

In response to recent developments regarding disruptive and illegal trading practices in the mutual fund industry, the following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.HAVE ANY SELIGMAN EMPLOYEES ENGAGED IN IMPROPER TRADING?

A. The Manager has conducted an internal review of employee trading in shares of the Seligman Funds and has not found improper trading activity by Seligman employees.

Q2.DOES SELIGMAN HAVE ANY POLICIES RELATING TO EMPLOYEE INVESTMENT IN THE
   SELIGMAN FUNDS?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3.HAS SELIGMAN ENGAGED IN IMPROPER DISCLOSURE OF A FUND'S PORTFOLIO HOLDINGS?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest.

Q4.WHAT IS SELIGMAN'S POLICY WITH REGARD TO RECEIPT OF LATE TRADES (I.E., AFTER
   4:00 PM EASTERN TIME)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

   The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.WHAT IS SELIGMAN'S POLICY REGARDING MARKET TIMING?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures.

Q6.HAS SELIGMAN CONDUCTED AN INTERNAL REVIEW RELATING TO MARKET TIMING?

A. The Manager has completed its internal review. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

   The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager has paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, has agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7.DOES SELIGMAN DISCLOSE ITS INTERNAL MARKET TIMING CONTROL PROCEDURES?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.WHAT NEW PRACTICES ARE BEING CONSIDERED TO PREVENT MARKET TIMING ABUSES?

A. Like other members of the mutual fund industry, Seligman is considering numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9.IS SELIGMAN INVOLVED WITH ANY FEDERAL OR STATE INVESTIGATION RELATING TO
   MARKET TIMING OR LATE TRADING?

A. The SEC, NASD and the Attorney General of the State of New York are reviewing the matters discussed herein. In addition, the Manager has responded to information requests from other federal and state governmental authorities relating to investigations of unaffiliated third parties. As always, the Manager will continue to cooperate fully with the SEC and other authorities.

Q10.DOES SELIGMAN HAVE ANY MARKET TIMING ARRANGEMENTS AT THE CURRENT TIME?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11.HAVE ANY OTHER MATTERS COME TO SELIGMAN'S ATTENTION IN THE COURSE OF ITS
    INTERNAL INQUIRY?

A. The Manager has also reviewed its practice of placing some of the Seligman Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of the Seligman Funds. At the time such orders were placed, the practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003 and has reported these matters to the Independent Directors of the Seligman Funds. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions in connection with those orders than they would otherwise have paid for comparable transactions. Nonetheless, in order to resolve matters with Independent Directors, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Amounts paid by the Manager to the affected funds (which in the aggregate, including interest, equaled approximately $1.7 million) represented, at the time of payment, less than $0.01 per share for each such fund. The Manager has also responded fully to information requests from the SEC and the NASD relating to Seligman's use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

Q12.HAVE ANY EMPLOYEES BEEN DISCIPLINED IN CONNECTION WITH THE MANAGER'S
    OVERALL INTERNAL REVIEW?

A. One employee has left Seligman.

The Underlying ETFs

Description of the Underlying ETFs

Each Fund invests a substantial portion of its assets in the Underlying ETFs. Accordingly, each Fund's performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance. The Underlying ETFs in which the Funds may invest are as follows:

Certain Risks of the Underlying ETFs

The following summarizes certain risks associated with investments in the Underlying ETFs. The summary is not intended to be exhaustive.

There can be no assurance that the investment objective(s) of any of the Underlying ETFs will be achieved. Each Underlying ETF's investments (both equity and fixed-income) may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

An investment in the Underlying ETFs is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US Government does not guarantee the market value or the current yield of government securities. Each Underlying ETF's net asset value, yield (if applicable) and total return will fluctuate and are not guaranteed by the US Government.

EQUITY-RELATED RISKS

The following risks relate to investments in equity securities, including common stocks, securities convertible into common stocks, options and warrants. TargETFund 2025 will initially invest most or all of its assets in Underlying ETFs investing primarily in equity securities. TargETFund 2015 and TargETFund Harvester will invest a substantial portion of their assets in Underlying ETFs investing primarily in equity securities.

Securities of Larger US Companies--Certain of the Underlying ETFs invest a portion of their assets in the stocks of large US companies. Stocks of large US companies have at times experienced periods of volatility and negative performance. During such periods, the value of large company stocks may decline. This could adversely affect these Underlying ETF's performance.

Securities of Small-Cap Companies--Certain of the Underlying ETFs invest in the stocks of small-capitalization companies. Investments in such companies typically involve greater risks than investments in larger companies. These companies, as a whole, may have shorter operating histories, less experienced management and limited product lines, markets and financial or managerial resources. In addition, such companies may be thinly traded and therefore subject to greater price volatility. Also, such companies may be more vulnerable than larger companies to adverse business or economic developments.

Sector Volatility--Certain of the Underlying ETFs may invest more heavily in certain industries or sectors believed by the Manager to offer good investment opportunities. If any of these industries or sectors fall out of favor, performance may be negatively affected.

Non-Diversification--Certain of the Underlying ETF's are classified as non-diversified. This means that each Underlying ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Underlying ETF may be more susceptible to risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Illiquid Securities and Derivatives--Certain of the Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives such as stock index futures. These investments involve higher risk and subject the Underlying ETFs to higher price volatility.

Foreign Securities--Certain of the Underlying ETFs may invest in securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities--Certain of the Underlying ETFs may invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many US companies.

REAL ESTATE-RELATED RISKS

Risks of Real Estate Investments and REITs--Certain of the Underlying ETFs may invest in securities issued by real estate companies and these may be subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other capital; overbuilding; lack of completion of developments or delays in completion; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws or other government regulations; costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; limitations on, or unavailability of, insurance on favorable economic terms; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; tenant bankruptcies and other credit problems; changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism; changes in interest rates; and legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by an Underlying ETF and a decline in the value of its investments and, consequently, its share price. To the extent investments are concentrated in particular geographical regions or types of real estate companies, it may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower's or a lessee's ability or willingness to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may suffer losses, experience delays in enforcing its rights as a mortgagee or lessor and incur substantial costs associated with protecting its investments.

Equity REITs (those REITs that invest a majority of their assets in real property and derive their income primarily from rents) may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs (those REITs that invest a majority of their assets in real estate mortgages and derive their income primarily from interest payments) may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs are dependent upon management skills and generally may not be diversified. As a result, performance of any REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. REITs are also subject to heavy cash flow dependency. REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. Any such failure by a REIT could adversely affect the value of an investment in an Underlying ETF that invests in REITs.

REITs have ongoing operating fees and expenses, which may include management, advisory and administration fees or expenses. These fees and expenses are borne by REIT shareholders, including an Underlying ETF, and indirectly, the Funds.

Interest Rate Risk--Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities. Since interest rates are at or near historical lows, it is likely that they will rise in the near future.

FIXED-INCOME-RELATED RISKS

The following risks relate to investments in fixed-income securities in which certain of the Underlying ETFs may invest, including bonds, notes and mortgage-backed securities.

Credit risk--A fixed-income security may deteriorate in quality to such an extent that it rating is downgraded or its market value declines. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make interest and principal payments. If an Underlying ETF holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Ratings by Moody's and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Market risk--Fixed-income securities in which the relevant Underlying ETFs invest are traded principally by dealers in the over-the-counter market. Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer's credit rating or business prospects. Adverse market conditions could reduce the number of ready buyers.

Interest-Rate Risk--Generally, as interest rates rise, the value of fixed-income securities will decline. This effect of interest rates is usually greater for longer-term securities. Longer-term securities generally tend to produce higher yields but are subject to greater market fluctuations as a result of changes in interest rates than fixed-income securities with shorter maturities.

Additionally, when interest rates are falling, the inflow of new money into each of these Underlying ETFs from their sale of shares will likely be invested in securities producing lower yields than the balance of the Underlying ETF's assets, reducing the current yield of the Underlying ETF. In periods of rising interest rates, the opposite may be true. Certain of the Underlying ETFs invest in securities issued by the US Government, which are considered among the safest of fixed-income investments. However, their market values, like those of other debt securities, will fluctuate with changes, real or anticipated, in the level of interest rates. The value of an Underlying ETF that invests in US Government securities will fluctuate accordingly, and its yield will vary based on the yield of its portfolio securities.

Illiquid Securities--Certain of the Underlying ETFs may invest in illiquid securities. These investments involve higher risk and subject the Underlying ETFs to higher price volatility.

Foreign Securities--Certain of the Underlying ETFs may invest in fixed-income securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Shareholder Information

Deciding Which Class of Shares to Buy

Each Class of a Fund represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

..  The amount you plan to invest.

.. How long you intend to remain invested in each Fund, or another Seligman mutual fund.

.. If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a deferred sales charge) and pay higher ongoing 12b-1 fees.

.. Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

CLASS A
--------------------------------------------------------------------------------

..  Initial sales charge on Fund purchases, as set forth below:

                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                  4.75%                  4.99%                   4.25%
------------------------------------------------------------------------------------------------
$50,000 - $99,999                  4.00                   4.17                    3.50
------------------------------------------------------------------------------------------------
$100,000 - $249,999                3.50                   3.63                    3.00
------------------------------------------------------------------------------------------------
$250,000 - $499,999                2.50                   2.56                    2.25
------------------------------------------------------------------------------------------------
$500,000 - $999,999                2.00                   2.04                    1.75
------------------------------------------------------------------------------------------------
$1,000,000 and over/(2)/           0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.
(2)You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

..  Annual 12b-1 fee (for shareholder services) of up to 0.25%.

.. No initial sales charge on reinvested dividends or capital gain distributions.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described above. For the purpose of the Breakpoint Discount thresholds described above, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor child), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the Series'

Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:

Volume Discounts and Rights of Accumulation. Volume discounts are provided if the total amount being invested by a "single person" in Class A shares of a Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group, reaches the Breakpoint Discount thresholds set forth above.

Breakpoint Discounts contemplated above are also available under a Seligman group program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the amount being invested by a "single person" in Class A shares of a Fund and in Class A shares of other Seligman mutual funds, (ii) the current net asset value of the Class A shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described above. The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds.

If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of a Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Series' Statement of Additional Information.

For more information regarding Breakpoint Discounts, please consult the Series' Statement of Additional Information. This information can also be found at www.seligman.com/(1)/ via a hyperlink that is designed to facilitate access to the information.
-------------
(1)The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of such Fund, the other investment companies in the Seligman Group, Seligman, SDC and Seligman's affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Series' Statement of Additional
Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds' distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement; certain "eligible employee benefit plans"; those partners and employees of outside counsel to the Funds or its directors or trustees who regularly provide advice and services to the Funds, to other funds managed by Seligman, or to their directors or trustees; and in connection with sales pursuant to specified 401(k) programs.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the Series' Statement of Additional Information. In addition, this information can be found at www.seligman.com/(1)/ via a hyperlink that is designed to facilitate access to the information.
-------------
(1)The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

CLASS B
--------------------------------------------------------------------------------

..  No initial sales charge on purchases.

..  A declining CDSC on shares sold within 6 years of purchase:

                   YEARS SINCE PURCHASE                  CDSC
                   ------------------------------------------
                   Less than 1 year                       5%
                   ------------------------------------------
                   1 year or more but less than 2 years   4
                   ------------------------------------------
                   2 years or more but less than 3 years  3
                   ------------------------------------------
                   3 years or more but less than 4 years  3
                   ------------------------------------------
                   4 years or more but less than 5 years  2
                   ------------------------------------------
                   5 years or more but less than 6 years  1
                   ------------------------------------------
                   6 years or more                        0
                   ------------------------------------------

.. Class B shares have been authorized by the Board of Directors but are not currently being offered.

..  Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%.

.. Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

.. No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

CLASS C
--------------------------------------------------------------------------------

..  Initial sales charge on Fund purchases, as set forth below:

                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
   Less than $100,000              1.00%                  1.01%                   1.00%
------------------------------------------------------------------------------------------------
   $100,000 - $249,999             0.50                   0.50                    0.50
------------------------------------------------------------------------------------------------
   $250,000 - $999,999             0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

..  A 1% CDSC on shares sold within eighteen months of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

.. No initial sales charges on reinvested dividends or capital gains distributions.

.. No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. If you are considering purchasing Class B shares in an amount greater than $50,000 initially or over time (e.g., over thirteen months), you should consider whether you would be better off purchasing Class A or Class C shares, including pursuant to a Class A or Class C letter of intent. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

When purchasing shares through certain financial intermediaries listed in the Series' Statement of Additional Information, investors may also buy Class C shares without an initial sales charge and with a 1% CDSC on shares sold within twelve months of purchase. Such intermediaries are known as Level Load Intermediaries.

In addition, in connection with the purchase of Class C shares by a "single person" (as defined above and in the Series' Statement of Additional Information), investors may be eligible for Breakpoint Discounts, as provided in the Class C sales charge schedule under the circumstances described above under the headings "Volume Discounts and Rights of Accumulation" and "Letter of Intent." Amounts invested in Class A shares and Class C shares will not be aggregated for the purpose of determining eligibility for a Breakpoint Discount.

CLASS D*
--------------------------------------------------------------------------------

..  No initial sales charge on purchases.

..  A 1% CDSC on shares sold within one year of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

..  No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
-------------
 *Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of another Seligman mutual fund; (2) if your financial advisor of record maintains an omnibus account at SDC; or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

CLASS R**
--------------------------------------------------------------------------------

..  No initial sales charge on purchases.

.. A 1% CDSC on shares sold within one year of the plan's initial purchase of Class R shares of the Fund.

..  Annual 12b-1 fee (for distribution and shareholder services) of 0.50%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

..  No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
-------------
 **Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available.

Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series' Statement of Additional Information.

The Series has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because each Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Series' Board of Directors believes that no conflict of interest currently exists between the Funds' various classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

HOW CDSCS ARE CALCULATED

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman fund to buy the same class of shares of the Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman fund, it will be assumed that you held the shares of the other fund since the date you originally purchased the shares of the Fund. Similarly, when you exchange shares of another Seligman fund for shares of a Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other fund.

The CDSC on Class A, Class B, Class C and Class D and Class R shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans and 401(k) plans; in connection with shares sold to current and retired Directors of the Series; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) Programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. For more information, please consult the Series' Statement of Additional Information or www.seligman.com/(1)/.
-------------
/(1)/The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, each Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of each Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

  NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because certain of the Funds may invest in Underlying ETFs holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Underlying ETFs do not price their shares, the value of a Fund's portfolio securities (i.e., Underlying ETFs that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell Fund shares. Because of their higher 12b-1 fees, the NAV of Class B, Class C, Class D and Class R shares will generally be lower than the NAV of Class A shares of the Fund.

The Underlying ETFs and other securities owned by each Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Series' Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intraday trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Opening Your Account

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you.

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check made payable to the Fund directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

The required minimum initial investments are:

..  Regular (non-retirement) accounts: $1,000

..  For accounts opened concurrently with Invest-A-Check(R):
 . $100 to open if you will be making monthly investments
 . $250 to open if you will be making quarterly investments

  YOU MAY BUY SHARES OF THE FUND FOR ALL TYPES OF TAX-DEFERRED RETIREMENT PLANS. CONTACT RETIREMENT PLAN SERVICES AT THE ADDRESS OR PHONE NUMBER LISTED ON THE INSIDE BACK COVER OF THIS PROSPECTUS FOR INFORMATION AND TO RECEIVE THE PROPER FORMS.

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in that Fund and the other Seligman mutual funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.
P.O. Box 9759
Providence, RI 02940-9759

If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-a-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check(R), you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check(R) investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in the Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Dividends From Other Investments. You may have your dividends from other companies invested in the Fund. (Dividend checks must include your name, account number, Fund name and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

The Fund may permit investments that are lower than the investment minimums described in this prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C Shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to a new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund you must exchange enough to meet the new fund's minimum initial investment. See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically within 2 business days after your shares are sold).

You may sell shares to the Fund through a an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

..  A signed, written redemption request;
..  Telephone confirmation; and
..  A medallion signature guarantee.

Telephone confirmations will not affect the date on which your shares are redeemed, but may delay the payment of proceeds.

  MEDALLION SIGNATURE GUARANTEE:

  Protects you and each Fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program and The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:

..  a corporation;
..  an executor or administrator;
..  a trustee or custodian; or
..  in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account generally within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, Class D or Class R shares and reinvest your dividends and capital gain distributions, you may annually withdraw 12%, 10%, 10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in TargETFund Harvester, you may ask SDC to provide checks which may be drawn against your account. This service is available only for accounts in TargETFund Harvester and not the other Funds in the Series. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B, C, D or R shares, check redemptions may be subject to CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

.. Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund's net assets;

..  Refuse any request to buy Fund shares;

..  Reject any request received by telephone;

..  Suspend or terminate telephone services;

..  Reject a medallion signature guarantee that SDC believes may be fraudulent;

.. Close your fund account if its value falls below $500, although the Fund generally will not close an account that falls below $500 as a result of a market decline. The Fund will notify you in writing at least 30 days before closing the account;

.. Close your account if it does not have a certified taxpayer identification number; and

.. Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

Telephone Services
You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

.. Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record or if you have current ACH bank information on file you may have your redemption proceeds directly deposited to your bank account);

..  Exchange shares between funds;

..  Change dividend and/or capital gain distribution options;

..  Change your address; and

..  Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

.. Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

..  Corporations may not sell Fund shares by phone;

..  IRAs may only exchange Fund shares or request address changes by phone; and

.. Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will adopt reasonable procedures to determine whether a request appears to be genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege
If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the same Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, you may receive a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of Fund shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors, the Fund's distributor, or SDC, the Funds' shareholder servicing agent (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above. In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally will pay any dividends from its net investment income and distributes net capital gains realized on investments at least annually (TargETFund Harvester generally will pay dividends from its net investment income on a quarterly basis). Because each Fund may sell the Underlying ETFs, US Government securities and short-term instruments: (a) to accommodate sales of its shares; (b) in respect of the Target Date Funds to implement the process of migration; and (c) to adjust the percentages of its assets invested in each of the Underlying ETFs, US Government securities, short-term instruments and cash and cash equivalents in response to economic or market conditions and changes in Seligman Time Horizon Matrix; each Fund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Fund may not fully utilize capital losses (to offset capital gains) from the sale of the Underlying ETFs at a loss.

  DIVIDEND:
  A payment by a mutual fund, usually derived from a Fund's net investment income (dividends and interest earned on portfolio securities less expenses).

  CAPITAL GAIN DISTRIBUTION:
  A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

  EX-DIVIDEND DATE:
  The day on which any declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates its NAV.

You may elect to:

(1)reinvest both dividends and capital gain distributions;

(2)receive dividends in cash and reinvest capital gain distributions; or

(3)receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may write to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account generally within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B, Class C, Class D and Class R shares of a Fund will be lower than the dividends on Class A shares of that Fund as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class of a Fund.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. To the extent a Fund receives certain tax benefits on dividends that it receives, these pass-through benefits may not be realized by an investor in the Fund. Other pass-through tax benefits realized by the Funds will not pass through to investors. Dividends paid by the Fund are generally taxable to you as ordinary income. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

EQUITY
--------------------------------------------------------------------------------

SPECIALTY

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SMALL COMPANY

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of smaller companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by investing in securities of medium-sized to large companies, primarily in the developed markets outside the US.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

BALANCED

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

REAL ESTATE

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to produce a high level of current income. Capital appreciation is a secondary objective.

FIXED-INCOME
--------------------------------------------------------------------------------

INCOME

Seligman High-Yield Bond Series
Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman Investment Grade Fixed Income Fund
Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

Seligman U.S. Government Securities Series
Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL

Seligman Municipal Funds:

National Fund
Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                 Louisiana                  New Jersey
.. High-Yield               Maryland                   New York
.. Quality                  Massachusetts              North Carolina
Colorado                   Michigan                   Ohio
Florida                    Minnesota                  Oregon
Georgia                    Missouri                   Pennsylvania
                                                      South Carolina

* A small portion of income may be subject to state and local taxes.

MONEY MARKET

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a dollar-weighted average portfolio maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION
--------------------------------------------------------------------------------

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Financial Highlights

The Series is a newly organized mutual fund so financial highlights are not available. Financial highlights will be published in the Fund's annual and semi-annual reports and reflected in the Series' next available update of its prospectus.

Appendix A


SELIGMAN TIME HORIZON MATRIX ASSET CLASSES

Seligman Time Horizon Matrix is the result of extensive ongoing proprietary research by the Manager that examines the historical performance of different asset classes over different time periods. The Manager compared the performance of these various asset classes over a number of one-, five-, 10- and 20-year holding periods from 1950 to 2004 to assess the relative volatility of the asset classes over time. The asset classes are listed below. In performing its research, the Manager selected certain unmanaged indices as approximations for the respective asset classes. The unmanaged indices (in which investors cannot directly invest) used in the research are identified next to their respective asset classes.

US Small-Company Stocks: 1979-2004: Russell 2000; 1950-1978: Ibbotson Small Stock Index

US Medium-Company Stocks: 1979-2004: Russell Midcap Index; 1950-1978: Estimated as the midpoint between the total return for the Ibbotson Small Stock Index and the Standard & Poor's 500 Composite Stock Index ("S&P 500")

US Large-Company Stocks: 1950-2004: S&P 500

International Small-Company Stocks: 1990-2004: Citigroup Extended Markets Index World Ex. US; 1986-1989: NatWest Securities Ltd. ("NWSL") Global Ex. U.S. Smaller Companies Index; 1970-1985: Estimated as the difference between the Morgan Stanley Capital International ("MSCI") Europe Australasia and Far East ("EAFE") Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

Emerging Markets: 1988-2004: MSCI Emerging Markets Free Index; 1985-1987: IFC Global Emerging Composite; 1970-1984: Estimated as the difference between the MSCI EAFE Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

International Large-Company Stocks: 1970-2004: MSCI EAFE Index; 1950-1969:
Estimated as the S&P 500

Investment Grade Fixed Income: 1973- 2004: Lehman Brothers Government/Credit Bond Index; 1969-1972: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

High Yield Corporate Bonds: 1989-2004: Citigroup High Yield Market Index; 1981-1988: Credit Suisse First Boston High Yield Index II; 1969-1980: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US Corporate Bonds: 1969-2004: Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US Government Bonds: 1973-2004: Lehman Brothers Government Bond Index; 1950-1972: Ibbotson Long-Term Government Bond Index. To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used.

Real Estate: 1972-2004: NAREIT Equity Index; 1950-1971: Estimated through regression analysis.

Cash Equivalents: US 30-Day Treasury Bills.

Inflation: 1978-2004: Consumer Price Index for All Urban Consumers; 1950-1977:
Consumer Price Index.

Appendix B

The chart below shows the High and Low average annual returns from January 1, 1950 to December 31, 2004 for US Small-Company Stocks, US Large-Company Stocks, Investment Grade Fixed Income, US Government Bonds, and US Treasury Bills.

                                    [CHART]


Different Time Horizons - Different Risks

            Small-Company    Large-Company        Investment
               Stocks           Stocks        Grade Fixed Income    Gov't Bonds    Treasury Bills
          ----------------  ----------------  ------------------   ---------------  --------------
1 Year    -30.90%   83.57%  -26.47%   52.62%   -8.11%   31.10%     -9.18%   27.75%  0.86%  14.71%
5 Years   -12.25%   39.73%   -2.36%   28.55%   -2.23%   17.96%     -2.14%   16.88%  1.41%  11.12%
10 Years    3.20%   27.40%    1.24%   19.35%    1.00%   13.70%     -0.07%   13.08%  1.87%   9.17%
20 Years    8.21%   19.21%    6.53%   17.87%    1.34%   10.44%      0.69%   10.18%  2.87%   7.72%
30 Years   11.32%   16.60%    9.44%   13.74%    3.25%    9.06%      2.77%    8.90%  4.00%   6.77%


Source: Figures derived from Citigroup and Stocks, Bonds, Bills and Inflation 2005 Yearbook(TM), Ibbotson Associates, Chicago (annual update work by Roger G. Ibbotson and Rex A. Sinquefield). Total returns reflect the reinvestment of distributions, if any. Used with permission. All rights reserved.

The indices are comprised of the following: US Small-Company Stocks: Russell 2000 (1979-2004), Ibbotson Small Stock Index (1950-1978); US Large-Company
Stocks: Standard & Poor's 500 Composite Stock Index ("S&P 500"); Investment Grade Fixed Income: Lehman Brothers Government/Credit Bond Index (1973-2004), US Corporate Bonds: Citigroup Long-Term High Grade Corporate Bond Index (1969-2003), Ibbotson Long-Term Corporate Bonds estimate (1950-1968); US Government Bonds: Lehman Brothers Government Bond Index (1973-2003), Ibbotson Long-Term Government Bond Index (1950-1972); and Cash Equivalents: US 30-Day Treasury Bills.

The returns of these unmanaged Indices, in which individuals cannot directly invest, are for illustrative purposes only, reflect past performance and do not reflect the performance of any mutual fund, nor are they any representation of the future performance of mutual funds or common stocks. Also, keep in mind that the securities represented by the indices involve widely varying degrees of income and growth potential and risk to investors. Rates on Treasury bills and Government bonds are fixed, and principal, if held to maturity, is guaranteed. Although common stocks have produced higher historical returns, they may be subject to greater risk than other types of investments. The stocks of smaller companies are subject to greater price fluctuation than the stocks of larger companies.

How to Contact Us


THE FUND...................... Write: Corporate Communications/
                                      Investor Relations Department
                                      J. & W. Seligman & Co. Incorporated
                                      100 Park Avenue, New York, NY 10017

                               Phone: Toll-Free (800) 221-7844 in the US or
                                      (212) 850-1864 outside the US

YOUR REGULAR (NON-RETIREMENT)  Write: Shareholder Services Department
  ACCOUNT.....................        Seligman Data Corp.
                                      100 Park Avenue, New York, NY 10017

                               Phone: Toll-Free (800) 221-2450 in the US or
                                      (212) 682-7600 outside the US

YOUR RETIREMENT ACCOUNT....... Write: Retirement Plan Services
                                      Seligman Data Corp.
                                      100 Park Avenue, New York, NY 10017

                               Phone: Toll-Free (800) 445-1777


  24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE TELEPHONE. YOU WILL HAVE INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTIONS, AND OTHER INFORMATION.

                            SELIGMAN ADVISORS, INC.
                                an affiliate of
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED

                               ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

For More Information

The following information is available without charge upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information ("SAI") contains additional information about the Funds. The SAI is on file with the Securities and Exchange Commission, or SEC, and are incorporated by reference into (and are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Funds' Annual Report (when published), you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the relevant period. The Funds' SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com. The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC's public reference room in Washington D.C. For information about the operation of the public reference room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the Edgar database on the SEC's internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act
File Number:

                                                                     PROSPECTUS
                                                                         , 2005
                                                                 Class I Shares
Seligman
TargetHorizon ETF Portfolios, Inc.

          Asset Allocation Strategies Seeking to Manage Risk Over Time

.. Seligman TargETFund 2025

.. Seligman TargETFund 2015

.. Seligman TargETFund Harvester

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if these Funds are suitable for you.

Seligman TargetHorizon ETF Portfolios, Inc. is based on two processes developed by J. & W. Seligman & Co. Incorporated: Seligman Time Horizon Matrix/SM/, an asset allocation strategy, and Seligman Harvester/SM/, a combined income-withdrawal and asset-allocation strategy. Seligman Time Horizon Matrix, Seligman Harvester, Seligman TargetHorizon ETF Portfolios, Seligman TargETFund 2025, Seligman TargETFund 2015, Seligman TargETFund Harvester, and TargETFund are proprietary service marks of Seligman Advisors, Inc. Patent pending on the business methodologies and apparatus for implementing the Seligman Harvester Risk Management System.

ETF1 0/2005 CI
                                  managed by
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Table of Contents

THE FUNDS
      Overview.....................................................................  1
      Asset Allocation Strategies..................................................  1
      Investment Objectives and Principal Investment Strategies of the Funds.......  2
      Principal Risks of an Investment in the Funds................................  5
      Past Performance of the Funds................................................  6
      Fees and Expenses of the Funds...............................................  7
      Examples of Each Fund's Expenses.............................................  9
      Questions and Answers About the Funds........................................ 10
      Additional Information About the Funds' Investment Strategies and Risks...... 14
      Management................................................................... 16

THE UNDERLYING ETFS
      Description of The Underlying ETFs........................................... 21
      Certain Risks of the Underlying ETFs......................................... 22

SHAREHOLDER INFORMATION
      Pricing of Fund Shares....................................................... 25
      How to Buy Fund Shares....................................................... 26
      How to Exchange Shares Among the Seligman Mutual Funds....................... 26
      How to Sell Shares........................................................... 26
      Important Policies That May Affect Your Account.............................. 26
      Frequent Trading of Fund Shares.............................................. 27
      Dividends and Capital Gain Distributions..................................... 28
      Taxes........................................................................ 28
FINANCIAL HIGHLIGHTS............................................................... 32
APPENDIX A......................................................................... 33
APPENDIX B......................................................................... 34
HOW TO CONTACT US.................................................................. 35
FOR MORE INFORMATION................................................. back cover.......

The Funds

Overview

J. &W. Seligman & Co. Incorporated (the "Manager") serves as the investment manager for Seligman TargETFund 2025 ("TargETFund 2025"), Seligman TargETFund 2015 ("TargETFund 2015") and Seligman TargETFund Harvester ("TargETFund Harvester"). Each Fund is a separate fund of Seligman TargetHorizon ETF Portfolios, Inc. (the "Series"). The Funds are designed for investors who are seeking to have their asset allocation decisions made by a professional investment manager. TargETFund 2025 and TargETFund 2015 are collectively referred to herein as the "Target Date Funds" and are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Harvester is designed for investors who seek capital appreciation and preservation of capital with current income. As discussed below, each Fund uses "exchange-traded funds" or "ETFs" to implement its investment strategy.

Asset Allocation Strategies

Each Fund seeks to achieve its investment objective(s) by implementing asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. The foundation for these strategies is the historical observation that the relative risk of various asset classes changes over time. Based on these observations, the Manager believes that time, as well as asset allocation, can be used to diversify risk. The Manager uses both sophisticated statistical techniques and investment judgment to guide the asset allocations of each of the Funds. Extensive analyses of historical performance of asset classes are used to assess the relative risk of various asset allocations over different time periods. A series of questions and answers explaining more about Seligman Time Horizon Matrix and Seligman Harvester, as well as how an investor may invest in the Funds to take advantage of these strategies, appears later in this Prospectus under "Questions and Answers About the Funds."

The asset allocation for each Fund is strategic. With respect to the Target Date Funds, the longer the time to the target year, the greater the emphasis on investing in asset classes that historically have provided capital appreciation, although such asset classes have historically experienced short-term volatility greater than asset classes that have historically provided less capital appreciation. In general, for time periods of 10 years or more, the Manager typically will emphasize investments in domestic small and mid-cap equity asset classes and international asset classes, including emerging markets. As investment horizons shorten, the relative risk of stocks and bonds begins to change, and the allocations to asset classes that have historically experienced high short-term volatility are reduced in favor of an asset allocation that has historically experienced less short-term volatility. In addition, as the target year approaches, the Target Date Funds will steadily increase emphasis on those asset classes that potentially provide higher income although capital appreciation will continue to be a consideration. Thus, over time it is expected that the portfolio allocation of each of the Target Date Funds will steadily shift toward less aggressive large- and medium-capitalization and dividend-producing equity asset classes and real estate (in the form of real estate investment trusts ("REITs")), supplemented by an increasing allocation to domestic fixed-income asset classes. With regard to TargETFund Harvester, the Manager intends to allocate the Fund's assets among large- and medium-cap equity asset classes (including domestic and international), real estate (in the form of REITs) and domestic fixed income asset classes.

Each Fund will seek to implement these strategies by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, each ETF seeks to track a securities index or a basket of securities. The Manager believes that investments in ETFs provide each Fund with a cost-effective means of creating a diverse portfolio. A description of the ETFs that the Funds may purchase is set forth on page [ ] of this prospectus, although other ETFs may be added from time to time as deemed appropriate by the Manager. The ETFs in which the Funds may invest are referred to herein as the "Underlying ETFs." In addition, in pursuing its investment objective(s), each Fund may also invest directly in U.S. Government securities, high quality, short-term instruments and cash and cash equivalents.

In a manner consistent with each Fund's strategic allocation, the Manager will monitor and regularly modify each Fund's asset allocation as the Manager believes is appropriate based upon its ongoing research. In the event that the Manager believes market conditions warrant such action, it may make tactical or short term shifts in the weightings of various asset classes. With regard to the Target Date Funds, the Manager will undertake a risk management process called "migration" which involves the ongoing reallocation of each Target Date Fund's investments in a manner that is designed to provide a periodic reduction in the expected volatility and an increase in potential income as the Target Date Funds move ever closer to their respective target years.

The Manager will attempt to effect changes to the asset allocations of the Funds using capital inflows in order to minimize sales of the Underlying ETFs held by the Funds. In addition, the Manager will attempt to correlate required capital outflows (e.g., those necessary to meet redemptions) with modifications to the asset allocations of each of the Funds. By taking such actions, the Manager seeks to minimize (to the extent possible) the realization of capital gains by the Funds and related tax consequences as well as the portfolio turnover of the Fund. However, there can be no assurances that the Manager will be able to effectuate changes to allocations primarily though these actions. It is anticipated that in connection with periodic reallocations by the Manager that the Funds will sell shares of Underlying ETFs they hold, and that such sales could generate capital gains and related tax consequences. For more information, please see "Dividend and Capital Gain Distributions" and "Taxes." Such trading activity would also increase a Fund's expenses due to transaction costs incurred in connection with the sale of the Underlying ETFs (i.e., brokerage and related costs).

Investment Objectives and Principal Investment Strategies of the Funds

SELIGMAN TARGETFUND 2025

INVESTMENT OBJECTIVE

Capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2025 approaches.

PRINCIPAL INVESTMENT STRATEGIES

TargETFund 2025 seeks to achieve its investment objective by investing at least 80% of its net assets in the Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2025, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach their investment goal around the year 2025. In this respect, TargETFund 2025 is intended to become more conservative over time until (in 2025) its investments are substantially similar to TargETFund Harvester. During 2025, TargETFund 2025 will be combined with TargETFund Harvester and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Harvester.

As of the date of this Prospectus, the approximate asset allocation strategy used by the Manager for TargETFund 2025 reflects an allocation to the following asset classes:

[ALLOCATION TO COME]

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2025 consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2025 to the international asset class (which includes emerging markets), the Manager may use Underlying ETFs that seek to replicate the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") and the Morgan Stanley Capital International Emerging Markets Index (the "MSCI Emerging Markets Index") or a combination thereof.

SELIGMAN TARGETFUND 2015

INVESTMENT OBJECTIVE

Capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches.

PRINCIPAL INVESTMENT STRATEGIES

TargETFund 2015 seeks to achieve its investment objective by investing at least 80% of its net assets in the Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2015, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach their investment goal around the year 2015. In this respect, TargETFund 2015 is intended to become more conservative over time until (in 2015) its investments are substantially similar to TargETFund Harvester. During 2015, TargETFund 2015 will be combined with TargETFund Harvester and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Harvester.

As of the date of this Prospectus, the approximate asset allocation strategy used by the Manager for TargETFund 2015 reflects an allocation to the following asset classes:

[ALLOCATION TO COME]

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2015 consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2015 to the international equity asset class (which includes emerging markets), the Manager may use Underlying ETFs that seek to replicate the performance of the MSCI EAFE Index and the MSCI Emerging Markets Index or a combination thereof.

SELIGMAN TARGETFUND HARVESTER

INVESTMENT OBJECTIVE

Capital appreciation and preservation of capital with current income.

PRINCIPAL INVESTMENT STRATEGIES

TargETFund Harvester seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund Harvester, the Manager will use an asset allocation strategy that is intended for a person who is retired or expected to retire within a short time or otherwise intends to seek withdrawals from invested assets. In this respect, TargETFund Harvester is designed for investors who are seeking capital appreciation and preservation of capital with current income.

As of the date of this Prospectus, the approximate asset allocation strategy used by the Manager for TargETFund Harvester reflects an allocation to the following asset classes:

[ALLOCATION TO COME]

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund Harvester consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall within the general asset classes described in the chart above. For example, in seeking to allocate assets of TargETFund Harvester to the domestic large-cap equity asset class, the Manager may use Underlying ETFs replicating the S&P 500.

Temporary Defensive Positions. The Funds may from time to time take temporary defensive positions that are inconsistent with their principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Fund from achieving its objective.

Principal Risks of an Investment in the Funds

An investment in any of the Funds, like an investment in any mutual fund, involves risks. An investment in a "fund of funds" involves other risks as well. The following describes the principal investment risks associated with investments in the Funds.

The value of each Fund will fluctuate with changes in the value of the Underlying ETFs or other securities in which it invests, and you could lose money if you sell your shares at a price lower than you paid for them.

Because the assets of each Fund will be invested primarily in the Underlying ETFs, each Fund's investment performance is directly related to the investment performance of the Underlying ETFs. The ability of a Fund to realize its investment objective will depend, in part, on the effectiveness of the Manager's research and analysis in determining the appropriate asset allocation among the Underlying ETFs.

In addition to a Fund's operating expenses, you will indirectly pay your proportional share of the operating expenses of the Underlying ETFs. Thus, the expenses you pay as an investor in a Fund will be higher than if you invested directly in the Underlying ETFs.

There can be no assurances that the Funds will grow to or be able to maintain an economically viable size. If they do not, the Board of Directors of the Series may authorize the liquidation of one or all of the Funds. A liquidation can be authorized by the Board of Directors without a shareholder vote. The timing of any such liquidation might not be favorable to certain individual shareholders.

ETF RISKS

Each Fund is exposed to the same risks as the Underlying ETFs in direct proportion to the allocation of its assets among the Underlying ETFs.

.. Passive Investors--Each Underlying ETF is a "passive investor" and therefore invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An Underlying ETF may invest in all of the securities in such index or in a representative sample of such securities. The Underlying ETFs will not attempt to take defensive positions in volatile or declining markets.

.. Tracking Risk--The Underlying ETFs will not be able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between an Underlying ETF and the index it seeks to track can be due to, among other factors, the expenses that the Underlying ETF pays, regulatory constraints, investment strategies or techniques undertaken by an Underlying ETF (e.g., investments in options or futures) and changes to an underlying index. In addition, there may exist a lack of correlation between the securities in an index and those actually held by an Underlying ETF.

.. Net Asset Value--The market price of an Underlying ETF may be different than the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Fund that invests in such an Underlying ETF could be adversely impacted.

.. Market Trading Risk--Although the Underlying ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such Underlying ETFs will be maintained. In addition, secondary market trading in the Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the Underlying ETFs will continue to be met or will remain unchanged.

In addition to the risks described above, each Fund is exposed to the same risks as the Underlying ETFs in respect of the specific investments made by the

ETFs, in direct proportion to the allocation of its assets among the Underlying ETFs. These risks, some of which are summarized below, are described more fully under "Certain Risks of the Underlying ETFS":

.. Small-Cap Companies--Investments in these companies are subject to additional risks. For example, such companies typically have less financial and managerial resources and more limited product lines than large-capitalization companies. In addition, such companies may be thinly traded and therefore subject to greater price volatility.

.. Foreign Investments--Investments in foreign issuers expose investors to currency fluctuations, foreign taxation, settlement and custody risk, and changes in political conditions. Foreign investments may also include securities of issuers located in emerging countries. These countries may have relatively unstable governments and less diversified industrial bases.

.. Real Estate Companies--Investments in real estate companies (i.e., companies that, at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as real estate investment trusts ("REITs") are subject to additional risks. None of the Underlying ETFs will generally invest in real estate directly, but certain Underlying ETFs may invest in securities issued by real estate companies. As a result, such Underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.

.. Sector Volatility and Non-Diversified Portfolios--Certain Underlying ETFs are subject to sector volatility or may be non-diversified thus creating additional risks.

.. Fixed Income--Investments in fixed income securities by the Underlying ETFs may involve interest-rate risk, credit risk or market risk.

PORTFOLIO HOLDINGS

A description of the Series' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance of the Funds

The Series is a newly organized mutual fund, and as such, none of the Funds has any past performance.

Fees and Expenses of the Funds

The tables below summarize the fees and expenses that you may pay as a shareholder of each Fund. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other investors in such Fund.

Shareholder Fees for Each Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                          none
--------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions           none
--------------------------------------------------------------------------------------

The Fund expenses shown in these tables do not include the pro rata expenses of the Underlying ETFs. The Fund expenses shown in these tables would be higher if they were included.

TARGETFUND 2025 ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
(as a percentage of average net assets)

FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                                   --%
-------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                                                        none
-------------------------------------------------------------------------------------------------------
Other expenses/(2)/                                                                               --
-------------------------------------------------------------------------------------------------------
Total gross operating expenses/(1)/
-------------
(1) Less: Fee waiver and/or expense reimbursement                                                 --
-------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or reimbursement)
----------------------------------------------------------------------     ----------------------------

(2)Calculations are based on estimated expenses of the Fund for the current fiscal year. Amounts shown exclude organization and offering costs estimated
   at $     which are being paid directly by the investment manager. Beginning
   October 3, 2005 through January 31, 2007, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees and extraordinary expenses) exceed 0.44% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include
   the expenses of the Underlying ETFs, which range from   % to   % per annum
   of such ETFs average daily net assets. The weighted average of the expenses of the Underlying ETFs in which the Fund expects to invest as of the date of
   this prospectus is   %.

TARGETFUND 2015 ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
(as a percentage of average net assets)

FEES AND EXPENSES
--------------------------------------------------------------------------------------------------------
Management fees                                                                                    --%
--------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                                                         none
--------------------------------------------------------------------------------------------------------
Other expenses(2)                                                                                  --
--------------------------------------------------------------------------------------------------------
Total gross operating expenses/(1)/
-------------
(1) Less: Fee waiver and/or expense reimbursement                                                  --
--------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or reimbursement)
--------------------------------------------------------------------------------------------------------

(2)Calculations are based on estimated expenses of the Fund for the current fiscal year. Amounts shown exclude organization and offering costs estimated
   at $     which are being paid directly by the investment manager. Beginning
   October 3, 2005 through January 31, 2007, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees and extraordinary expenses) exceed 0.44% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include
   the expenses of the Underlying ETFs, which range from   % to   % per annum
   of such ETFs average daily net assets. The weighted average of the expenses of the Underlying ETFs in which the Fund expects to invest as of the date of
   this prospectus is   %.

TARGETFUND HARVESTER ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
(as a percentage of average net assets)

FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------
Management fees                                                                                   --%
-----------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                                                        none
-----------------------------------------------------------------------------------------------------
Other expenses/(2)/                                                                               --
-----------------------------------------------------------------------------------------------------
Total gross operating expenses/(1)/
-------------
(1) Less: Fee waiver and/or expense reimbursement                                                 --
-----------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or reimbursement)
-------------------------------------------------------------------------------------------     -----

(2)Calculations are based on estimated expenses of the Fund for the current fiscal year. Amounts shown exclude organization and offering costs estimated
   at $     which are being paid directly by the investment manager. Beginning
   October 3, 2005 through January 31, 2007, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees and extraordinary expenses) exceed 0.44% per annum of the Fund's average daily net assets. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include
   the expenses of the Underlying ETFs, which range from   % to   % per annum
   of such ETFs average daily net assets. The weighted average of the expenses of the Underlying ETFs in which the Fund expects to invest as of the date of
   this prospectus is   %.

Examples of Each Fund's Expenses

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund for each period and then sell all of your shares at the end of the period, (2) your investment in each Fund has a 5% return each year, and (3) each Fund's operating expenses ratio (including the management fee) reflects the contractual fee waiver/expense reimbursement in
effect through January 31, 2007 as described on pages    through    of this
Prospectus. They do not reflect the fees and expenses paid by the Underlying ETFs. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TARGETFUND 2025
                                           1 Year 3 Years
                                           ------ -------
                            Class I         $--     $--
                      -----------------------------------

                      TARGETFUND 2015
                                           1 Year 3 Years
                                           ------ -------
                            Class I         $--     $--
                      -----------------------------------

                      TARGETFUND HARVESTER
                                           1 Year 3 Years
                                           ------ -------
                            Class I         $--     $--
                      -----------------------------------

                             If you do not sell your shares at the end of each period, your costs would be:
                                                   1 Year              3 Years
                                                   ------              -------
                             Class I                $--                  $--
                             --------------------------------------------------------------

                             If you do not sell your shares at the end of each period, your costs would be:
                                                   1 Year              3 Years
                                                   ------              -------
                             Class I                $--                  $--
                             --------------------------------------------------------------

                             If you do not sell your shares at the end of each period, your costs would be:
                                                   1 Year              3 Years
                                                   ------              -------
                             Class I                $--                  $--
                             --------------------------------------------------------------

Questions and Answers About the Funds

Q: WHICH FUND SHOULD I CONSIDER?

A: TargETFund 2025 and TargETFund 2015 are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Harvester is designed for investors who seek capital appreciation and preservation of capital with current income.

Q: WHAT ARE THE FUNDS' ASSET ALLOCATION STRATEGIES?

A: Each Fund invests a percentage of its assets in the Underlying ETFs based on two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. These strategies are based on the Manager's belief that, over time, shareholders who use a prudent risk management and asset allocation process should see better investment results than shareholders who let their emotions drive their investment behavior. Implementation and execution of the Time Horizon and Harvester strategies, through funds designed to meet specific financial goals, provide investors with an asset allocation strategy that studies suggest they are unlikely to implement on their own.

Q: CAN I TAKE FULL ADVANTAGE OF SELIGMAN TIME HORIZON MATRIX AND SELIGMAN
   HARVESTER ASSET ALLOCATION STRATEGIES BY SIMPLY INVESTING IN THE FUNDS?

A: Yes. TargETFund 2025 and TargETFund 2015 each are "target-date funds" that seek to implement Seligman Time Horizon Matrix by investing a specified percentage of its assets in the Underlying ETFs. TargETFund Harvester seeks to implement Seligman Harvester also by investing a specified percentage of their respective assets in various Underlying ETFs. Each strategy is explained in detail below.

Q: WHAT ARE TARGET-DATE FUNDS?

A: In general, target-date funds periodically shift allocations from historically more aggressive to less aggressive asset classes, which provides investors with a simple, convenient and disciplined means of employing a professionally managed diversification process over long time-frames.

Q: IS EACH FUND AN ETF?

A: No. Each Fund is a mutual fund that invests in a variety of ETFs.
   ETFs--exchange-traded funds--are investment companies that generally seek to track a securities index or baskets of securities. They are listed and traded on U.S. stock exchanges or otherwise traded on the over-the-counter market.

Q: WHAT IS THE BASIS FOR EACH FUND'S STRATEGY?

A: Each Fund benefits from the Manager's extensive, ongoing research into the relationship between time and the relative risk of various asset classes.

   TargETFund 2025: Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-cap equity asset classes and international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one asset class is based on the Manager's research findings that show such asset classes have been essential to overcome the effect of inflation and to benefit from compounding returns over long time frames. The Manager includes the international asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification.

   TargETFund 2015: Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-cap equity asset classes and international equity asset classes, including emerging markets. In addition, this Fund under normal market conditions invests in Underlying ETFs that invest in the real estate asset class (in the form of REITs) and in Underlying ETFs that invest in the fixed-income asset class. The Manager believes that exposure to the real estate asset class (i.e., REITs) can provide relative diversification and high liquidity and reduce volatility in yield and market values. An allocation to the fixed income asset class is included in an attempt to provide relative diversification and stability and some current income.

   TargETFund Harvester: Under normal market conditions, this Fund invests in Underlying ETFs that invest in (i) domestic mid- and large-cap equity asset classes; (ii) international asset classes (not including emerging markets);
   (iii) the real estate asset class (in the form of REITs); and (iv) the fixed-income asset class (including Underlying ETFs that invest in US Government securities). The Fund normally does not include allocations to ETFs that invest in the small-cap or emerging markets equity asset classes. This reflects the Manager's opinion that these asset classes are too volatile and speculative for investors who wish to conserve their capital and generate an income stream. As with TargETFund 2015 the Manager believes that exposure to the real estate asset class (i.e., REITs) can provide relative diversification and high liquidity and reduce volatility in yield and market values. Similarly, exposure to the fixed income asset class is included in an attempt to provide relative diversification, stability and income. An allocation to Underlying ETFs that invest in US Government securities is included because the Manager believes that such an allocation can help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn.

Q: WHAT IS SELIGMAN TIME HORIZON MATRIX?

A: Seligman Time Horizon Matrix is a multidiscipline strategy designed for investors seeking to manage market risk and build wealth over time. The strategy is based on historical calendar-year performance of various asset classes since 1950 and may be updated as the Manager deems appropriate. The foundation for this strategy is the historical observation that the relative risk of various asset classes changes over time. Based on these observations, the Manager believes that time, as well as asset allocation, can be used to diversify risk. Through its systematic investment approach that seeks to meet financial goals, Seligman Time Horizon Matrix seeks to manage the impact of market fluctuations. A basic premise of Seligman Time Horizon Matrix is to stay invested throughout market fluctuations rather than trying to time the market and avoid volatility by jumping in and out of various investments. As investment history has shown, it has been nearly impossible to time the markets successfully on a consistent basis.

Q: WHAT IS SELIGMAN HARVESTER?

A: Seligman Harvester (which is incorporated in Seligman Time Horizon Matrix) is an income withdrawal and asset allocation strategy designed for investors who seek current income and capital preservation as well as growth of capital. This strategy is designed for investors who need to withdraw income from accumulated assets, and who, therefore, may be more sensitive to the volatility of their investments. For example, if you withdraw a fixed amount of an investment in a down market you deplete more capital than you would in an up market because you have to sell more of your investment to produce the desired withdrawal. Further, if the market rebounds, fewer assets will be left to take part in the upswing. The Seligman Harvester strategy seeks to adjust your withdrawals and asset allocation to reduce such risks. The purchase of TargETFund Harvester, however, will not automatically implement the withdrawal component of the strategy, which is based on an analysis that includes an individual investor's spending needs, sources of income and tax considerations. The Manager recommends that an investor interested in developing a Seligman Harvester withdrawal strategy consult a financial advisor.

Q: HOW WAS SELIGMAN TIME HORIZON MATRIX DEVELOPED?

A: Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examines the performance of different asset classes over various time periods. Although past performance of asset classes is not a guarantee of future results, the Manager believes that an analysis of historical performance can provide guidelines that help make prudent long-term investment decisions. The Manager's research shows that, historically, as time frames lengthen, market volatility and the relative risk among various asset classes have changed.

   For example, small-company stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-company stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20 calendar-year holding period since 1950 the worst performance of small-company stocks surpassed the best performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10-, 20- and 30-year holding periods. Of course, past performance is not a guarantee of future results. Appendix B includes a chart that illustrates how the relative risk of certain asset classes historically has changed over different holding periods since 1950.

Q: HOW WAS SELIGMAN HARVESTER DEVELOPED?

A: Seligman Harvester also was developed through proprietary research conducted by the Manager. Using sophisticated statistical techniques to analyze asset class returns since 1950, this research tested different combinations of withdrawal strategies and asset allocations to assess the probability of conserving capital while realizing current income. Like Seligman Time Horizon Matrix, Seligman Harvester may be updated. One of the key design parameters for a Harvester portfolio was to develop an allocation that would have had no negative investment results over any five-year period since 1950. The Manager's research indicates that an asset allocation comprising equities (including real estate securities), fixed income and US government securities was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies. Under normal market conditions, the Seligman TargETFund Harvester intends to maintain an asset allocation that includes such asset classes.

Q: HOW DO THE TARGETFUNDS IMPLEMENT THE TIME HORIZON MATRIX AND HARVESTER
   STRATEGIES?

   The Target Date Funds seek to reduce an investor's portfolio volatility on a periodic basis through "migration." Migration involves periodically shifting portfolio investments from historically more volatile asset classes to historically less volatile asset classes. This process continues in accordance with the recommendations in Seligman Time Horizon Matrix, until the portfolio matches the asset allocation recommended by TargETFund Harvester. As discussed above, TargETFund 2025 and TargETFund 2015 (i.e., the Target Date Funds) automatically implement this strategy. TargETFund Harvester, which seeks to maintain its target allocation, does not use migration.

Q: WHY SHOULDN'T I JUST INVEST IN THE UNDERLYING ETFS DIRECTLY?

A: Investing in the Funds offers you the choice of turnkey convenience and simplicity. For example, your statements will detail only one Fund rather than all the various individual Underlying ETFs. Moreover, by using cash flows and periodic adjustments, the Manager will maintain an investment in each of the Underlying ETFs that approximates, to the extent possible, the targeted allocations in the Time Horizon and Harvester asset allocation strategies. By contrast, if you choose to invest in the Underlying ETFs separately, you would have to make these adjustments yourself, incurring additional transaction costs.

Additional Information About the Funds' Investment Strategies and Risks

As mentioned above, each Fund pursues its investment objective by investing in the Underlying ETFs. Each Fund may also invest up to 20% of its net assets in US Government securities, high-quality, short-term instruments, and cash and cash equivalents. However, in order to respond to adverse market, economic, political or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund's assets are invested in such investments, the Fund may not be achieving its investment objective(s).

A Fund may purchase or sell shares of the Underlying ETFs, US Government securities and high-quality, short-term instruments: (a) to accommodate purchases and sales of its shares; (b) in respect of the Target Date Funds, to implement the process of migration as discussed under Asset Allocation Strategies; (c) to adjust the percentages of its assets invested in each of the Underlying ETFs, US Government securities high-quality, short-term instruments and cash and cash equivalents. In response to economic or market conditions and changes in Seligman Time Horizon Matrix.

As mentioned above, under normal conditions, the Manager intends periodically to reallocate its investments in the Underlying ETFs. This process may generate net capital gains (including short-term capital gains that are generally taxed to investors at ordinary income tax rates) to investors in the Funds. The Manager will seek to minimize the realization of net capital gains by allocating both positive and negative cash flows (realized from purchases and sales of Fund shares) in a manner that periodically moves the actual positions in the Underlying ETFs toward the asset allocation ranges deemed appropriate by the Manager. However, the reallocation process may generate net capital gains for investors that are higher than the net capital gains ordinarily incurred by an investor through an asset allocation strategy that has broader investment ranges or an asset allocation strategy designed by the investor.

Investors in the Funds may bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying ETFs that result in realization of ordinary income or taxable gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Except for its fundamental policies, each Fund may change its principal strategies if the Board of Directors believes doing so is consistent with that Fund's objective. In addition, the Underlying ETFs, US Government securities and short-term instruments in which each Fund may invest, the asset allocations, and the investments in each Underlying ETF may be changed from time to time without shareholder approval. However, each Fund's objective(s) and its fundamental policies may be changed only with shareholder approval.

Each Fund is subject to the risk that the asset allocation strategy used by the Manager may fail to produce the intended results. The historical data on which Seligman Time Horizon Matrix and Seligman Harvester are based involve the performance of various asset classes. Past performance (before and after taxes), however, is not a guarantee of future performance. Moreover, the investments of the Underlying ETFs may differ significantly from the securities that comprise those asset classes, and there is a risk that the performance of the Underlying ETFs will not be the same as the performance of those asset classes.

A Fund may not be able to pay redemption proceeds within the period stated in the Prospectus because of unusual market conditions.

There is no guarantee that investors will realize their investment goals by investing in one or more of the Funds. Investors should carefully consider the risks and tax consequences involved with an investment in one or more of the Funds.

A more complete description of the risks associated with the investment practices of the Underlying ETFs is provided under "Certain Risks of the Underlying ETFs" in this Prospectus and in "Investment Strategies and Risks" in the Statement of Additional Information.

Management

The Board of Directors of the Series provides broad supervision over the affairs of each Fund.

The Manager of each Fund, J. & W. Seligman & Co. Incorporated, is located at 100 Park Avenue, New York, New York 10017, is the manager of each Fund. The Manager is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, the Manager currently serves as manager to 24 US registered investment companies, which offer 58 investment portfolios with
approximately $     billion in assets as of       , 2005. The Manager also
provides investment management or advice to institutional or other accounts
having an aggregate value at       , 2005, of approximately $     billion.

Each Fund pays the Manager a management fee for its advisory services. The fee rate declines as each Fund's net assets increase. The management fee rates are equal to an annual rate of % of each Fund's average daily net assets for up
to $500 million of net assets per Fund,     % of each Fund's average daily net
assets from $500 million to $1 billion of net assets per Fund and % of each Fund's average daily net assets in excess of $1 billion per Fund. In addition to the management fees paid by each of the Funds, investors will bear their pro-rata portion of the management fees charged by the Underlying ETFs. This will result in an investor paying higher overall fees than if the investor purchased the Underlying ETFs directly. However, no management fees, other than the management fee paid by the Funds, will be charged on each Fund's investment directly in individual US Government securities and short-term instruments. The Manager is waiving its investment management fee and reimbursing Fund expenses in order to limit each Fund's operating expenses. See "Fees and Expenses of the Funds."

PORTFOLIO MANAGEMENT

Mr. Charles W. Kadlec and Mr. John B. Cunningham are each Co-Portfolio Managers of the Funds and Vice Presidents of the Series. Mr. Kadlec is also a Managing Director and Director of the Manager as well as President of Seligman Advisors, Inc. and Seligman Services, Inc. He is also a Vice President and Portfolio Manager of Seligman Time Horizon/ Harvester Series, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester. He is also Vice President of Tri-Continental Corporation.

Mr. Cunningham is also a Vice President and Portfolio Manager of Seligman Common Stock Fund and Tri-Continental Corporation, as well as a Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. He is also Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Common Stock Portfolio. Mr. Cunningham is also a Managing Director and Chief Investment Officer of the Manager. Prior to joining the Manager in 2004, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management ("SBAM") and Group Head of SBAM's Equity Team. Prior to 2001, he was Director, Portfolio Manager of SBAM.

Mr. Kadlec and Mr. Cunningham each have decision-making authority with respect to each Fund's investments. They are responsible for the direction and interpretation of the ongoing statistical research that, in combination with their investment judgment, forms the basis of changes in the asset allocations of the Funds. In addition, they are responsible for managing cash inflows and outflows and the migration process.

Mr. Gary Terpening provides assistance in managing the Funds through his research and contributions to investment decisions with respect to the design of the overall asset allocations and through the recommendation of specific Underlying ETFs for the implementation of those allocation strategies. Mr. Terpening is Vice President of the Manager (since 2000) and Seligman Advisors (since 1998).

The Series' Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Funds.

  AFFILIATES OF THE MANAGER:
  Seligman Advisors, Inc.:
  Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

  Seligman Services, Inc.:
  A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

  Seligman Data Corp. ("SDC"):
  Each Fund's shareholder service agent; provides shareholder account services to the Funds at cost.

FREQUENTLY ASKED QUESTIONS ABOUT REGULATORY MATTERS

In response to recent developments regarding disruptive and illegal trading practices in the mutual fund industry, the following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.HAVE ANY SELIGMAN EMPLOYEES ENGAGED IN IMPROPER TRADING?

A. The Manager has conducted an internal review of employee trading in shares of the Seligman Funds and has not found improper trading activity by Seligman employees.

Q2.DOES SELIGMAN HAVE ANY POLICIES RELATING TO EMPLOYEE INVESTMENT IN THE
   SELIGMAN FUNDS?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3.HAS SELIGMAN ENGAGED IN IMPROPER DISCLOSURE OF A FUND'S PORTFOLIO HOLDINGS?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest.

Q4.WHAT IS SELIGMAN'S POLICY WITH REGARD TO RECEIPT OF LATE TRADES (I.E., AFTER
   4:00 PM EASTERN TIME)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

   The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.WHAT IS SELIGMAN'S POLICY REGARDING MARKET TIMING?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures.

Q6.HAS SELIGMAN CONDUCTED AN INTERNAL REVIEW RELATING TO MARKET TIMING?

A. The Manager has completed its internal review. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

   The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager has paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, has agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7.DOES SELIGMAN DISCLOSE ITS INTERNAL MARKET TIMING CONTROL PROCEDURES?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.WHAT NEW PRACTICES ARE BEING CONSIDERED TO PREVENT MARKET TIMING ABUSES?

A. Like other members of the mutual fund industry, Seligman is considering numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9.IS SELIGMAN INVOLVED WITH ANY FEDERAL OR STATE INVESTIGATION RELATING TO
   MARKET TIMING OR LATE TRADING?

A. The SEC, NASD and the Attorney General of the State of New York are reviewing the matters discussed herein. In addition, the Manager has responded to information requests from other federal and state governmental authorities relating to investigations of unaffiliated third parties. As always, the Manager will continue to cooperate fully with the SEC and other authorities.

Q10.DOES SELIGMAN HAVE ANY MARKET TIMING ARRANGEMENTS AT THE CURRENT TIME?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11.HAVE ANY OTHER MATTERS COME TO SELIGMAN'S ATTENTION IN THE COURSE OF ITS
    INTERNAL INQUIRY?

A. The Manager has also reviewed its practice of placing some of the Seligman Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of the Seligman Funds. At the time such orders were placed, the practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003 and has reported these matters to the Independent Directors of the Seligman Funds. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions in connection with those orders than they would otherwise have paid for comparable transactions. Nonetheless, in order to resolve matters with Independent Directors, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Amounts paid by the Manager to the affected funds (which in the aggregate, including interest, equaled approximately $1.7 million) represented, at the time of payment, less than $0.01 per share for each such fund. The Manager has also responded fully to information requests from the SEC and the NASD relating to Seligman's use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

Q12.HAVE ANY EMPLOYEES BEEN DISCIPLINED IN CONNECTION WITH THE MANAGER'S
    OVERALL INTERNAL REVIEW?

A. One employee has left Seligman.

The Underlying ETFs

Description of the Underlying ETFs

Each Fund invests a substantial portion of its assets in the Underlying ETFs. Accordingly, each Fund's performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance. The Underlying ETFs in which the Funds may invest are as follows:

Certain Risks of the Underlying ETFs

The following summarizes certain risks associated with investments in the Underlying ETFs. The summary is not intended to be exhaustive.

There can be no assurance that the investment objective(s) of any of the Underlying ETFs will be achieved. Each Underlying ETF's investments (both equity and fixed-income) may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

An investment in the Underlying ETFs is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US Government does not guarantee the market value or the current yield of government securities. Each Underlying ETF's net asset value, yield (if applicable) and total return will fluctuate and are not guaranteed by the US Government.

EQUITY-RELATED RISKS

The following risks relate to investments in equity securities, including common stocks, securities convertible into common stocks, options and warrants. TargETFund 2025 will initially invest most or all of its assets in Underlying ETFs investing primarily in equity securities. TargETFund 2015 and TargETFund Harvester will invest a substantial portion of their assets in Underlying ETFs investing primarily in equity securities.

Securities of Larger US Companies--Certain of the Underlying ETFs invest a portion of their assets in the stocks of large US companies. Stocks of large US companies have at times experienced periods of volatility and negative performance. During such periods, the value of large company stocks may decline. This could adversely affect these Underlying ETF's performance.

Securities of Small-Cap Companies--Certain of the Underlying ETFs invest in the stocks of small-capitalization companies. Investments in such companies typically involve greater risks than investments in larger companies. These companies, as a whole, may have shorter operating histories, less experienced management and limited product lines, markets and financial or managerial resources. In addition, such companies may be thinly traded and therefore subject to greater price volatility. Also, such companies may be more vulnerable than larger companies to adverse business or economic developments.

Sector Volatility--Certain of the Underlying ETFs may invest more heavily in certain industries or sectors believed by the Manager to offer good investment opportunities. If any of these industries or sectors fall out of favor, performance may be negatively affected.

Non-Diversification--Certain of the Underlying ETF's are classified as non-diversified. This means that each Underlying ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Underlying ETF may be more susceptible to risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Illiquid Securities and Derivatives--Certain of the Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives such as stock index futures. These investments involve higher risk and subject the Underlying ETFs to higher price volatility.

Foreign Securities--Certain of the Underlying ETFs may invest in securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities--Certain of the Underlying ETFs may invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many US companies.

REAL ESTATE-RELATED RISKS

Risks of Real Estate Investments and REITs--Certain of the Underlying ETFs may invest in securities issued by real estate companies and these may be subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other capital; overbuilding; lack of completion of developments or delays in completion; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws or other government regulations; costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; limitations on, or unavailability of, insurance on favorable economic terms; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; tenant bankruptcies and other credit problems; changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism; changes in interest rates; and legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by an Underlying ETF and a decline in the value of its investments and, consequently, its share price. To the extent investments are concentrated in particular geographical regions or types of real estate companies, it may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower's or a lessee's ability or willingness to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may suffer losses, experience delays in enforcing its rights as a mortgagee or lessor and incur substantial costs associated with protecting its investments.

Equity REITs (those REITs that invest a majority of their assets in real property and derive their income primarily from rents) may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs (those REITs that invest a majority of their assets in real estate mortgages and derive their income primarily from interest payments) may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs are dependent upon management skills and generally may not be diversified. As a result, performance of any REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. REITs are also subject to heavy cash flow dependency. REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. Any such failure by a REIT could adversely affect the value of an investment in an Underlying ETF that invests in REITs.

REITs have ongoing operating fees and expenses, which may include management, advisory and administration fees or expenses. These fees and expenses are borne by REIT shareholders, including an Underlying ETF, and indirectly, the Funds.

Interest Rate Risk--Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities. Since interest rates are at or near historical lows, it is likely that they will rise in the near future.

FIXED-INCOME-RELATED RISKS

The following risks relate to investments in fixed-income securities in which certain of the Underlying ETFs may invest, including bonds, notes and mortgage-backed securities.

Credit risk--A fixed-income security may deteriorate in quality to such an extent that it rating is downgraded or its market value declines. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make interest and principal payments. If an Underlying ETF holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Ratings by Moody's and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Market risk--Fixed-income securities in which the relevant Underlying ETFs invest are traded principally by dealers in the over-the-counter market. Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer's credit rating or business prospects. Adverse market conditions could reduce the number of ready buyers.

Interest-Rate Risk--Generally, as interest rates rise, the value of fixed-income securities will decline. This effect of interest rates is usually greater for longer-term securities. Longer-term securities generally tend to produce higher yields but are subject to greater market fluctuations as a result of changes in interest rates than fixed-income securities with shorter maturities.

Additionally, when interest rates are falling, the inflow of new money into each of these Underlying ETFs from their sale of shares will likely be invested in securities producing lower yields than the balance of the Underlying ETF's assets, reducing the current yield of the Underlying ETF. In periods of rising interest rates, the opposite may be true. Certain of the Underlying ETFs invest in securities issued by the US Government, which are considered among the safest of fixed-income investments. However, their market values, like those of other debt securities, will fluctuate with changes, real or anticipated, in the level of interest rates. The value of an Underlying ETF that invests in US Government securities will fluctuate accordingly, and its yield will vary based on the yield of its portfolio securities.

Illiquid Securities--Certain of the Underlying ETFs may invest in illiquid securities. These investments involve higher risk and subject the Underlying ETFs to higher price volatility.

Foreign Securities--Certain of the Underlying ETFs may invest in fixed-income securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Shareholder Information

The Funds offers six classes of shares. Only Class I shares are offered by this Prospectus. The Board of Directors of the Series believes that no conflict of interest currently exists among the Funds' Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Funds' Statement of Additional Information.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, each Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of each Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

  NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because certain of the Funds may invest in Underlying ETFs holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Underlying ETFs do not price their shares, the value of a Fund's portfolio securities (i.e., Underlying ETFs that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell Fund shares.

The Underlying ETFs and other securities owned by each Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Series' Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intraday trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

How to Buy Fund Shares

Class I shares are not subject to any initial or contingent sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by (i) a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors, (ii) certain qualified employee benefit plans offered to employees of Seligman and its affiliates and SDC, (iii) any qualified or non-qualified employee benefit plan or arrangement ("Benefit Plan") with over $200 million in assets that is approved by Seligman Advisors, and (iv) with respect to a specific Seligman fund in the Seligman Group of Funds, any Benefit Plan or tax-exempt institution that makes an initial investment of $3,000,000 or more in Class I shares of that Seligman fund. Each eligible investor will be required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the National Securities Clearing Corporation or other electronic means acceptable to SDC. Benefit Plans that have the same sponsor (or sponsors affiliated with one another) ("Affiliated Benefit Plans") may aggregate their investments for determining eligibility to invest in Class I shares. However, any Benefit Plan not otherwise eligible on its own to invest in Class I shares must place orders for shares of a Seligman fund through a single account maintained for the benefit of its Affiliated Benefit Plans.

To make your initial investment in the Funds, an account must be established by SDC.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current Prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors by 4:00 p.m. Eastern time to receive that day's NAV.

How to Sell Shares

Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Funds do not charge any fees and expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

..  Refuse any request to buy Fund shares;

..  Reject any request received by telephone;

.. Close your account if it does not have a certified taxpayer identification number;

.. Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering; or

.. Close your account if your account remains below $250,000 for a period of at least six months.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of Fund shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors, the Fund's distributor, or SDC, the Funds' shareholder servicing agent (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above. In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance.

Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally will pay any dividends from its net investment income and distributes net capital gains realized on investments at least annually (TargETFund Harvester generally will pay dividends from its net investment income on a quarterly basis). Because each Fund may sell the Underlying ETFs, US Government securities and short-term instruments: (a) to accommodate sales of its shares; (b) in respect of the Target Date Funds to implement the process of migration; and (c) to adjust the percentages of its assets invested in each of the Underlying ETFs, US Government securities, short-term instruments and cash and cash equivalents in response to economic or market conditions and changes in Seligman Time Horizon Matrix; each Fund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Fund may not fully utilize capital losses (to offset capital gains) from the sale of the Underlying ETFs at a loss.

Institutional shareholders such as tax-deferred retirement plans and qualified tuition programs generally will have dividend and capital gain distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)reinvest both dividends and capital gain distributions;

(2)receive dividends in cash and reinvest capital gain distributions; or

(3)receive both dividends and capital gain distributions in cash.

If you want to change your election, you may write to SDC at P.O. Box 9759, Providence, RI 02940-9759 or, an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends and capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check or by wire transfer, or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, generally within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

  DIVIDEND:
  A payment by a mutual fund, usually derived from a Fund's net investment income (dividends and interest earned on portfolio securities less expenses).

  CAPITAL GAIN DISTRIBUTION:
  A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

  EX-DIVIDEND DATE:
  The day on which any declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates its NAV.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. To the extent a Fund receives certain tax benefits on dividends that it receives, these pass-through benefits may not be realized by an investor in the Fund. Other pass-through tax benefits realized by the Funds will not pass through to investors. Dividends paid by the Fund are generally taxable to you as ordinary income. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on exchanges.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

EQUITY
--------------------------------------------------------------------------------

SPECIALTY
--------------------------------------------------------------------------------

Seligman Communications and Information Fund
Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund
Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund
Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SMALL COMPANY
--------------------------------------------------------------------------------

Seligman Frontier Fund
Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund
Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund
Seeks long-term capital appreciation by investing in equities of smaller companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY
--------------------------------------------------------------------------------

Seligman Capital Fund
Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
--------------------------------------------------------------------------------

Seligman Common Stock Fund
Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund
Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund
Seeks long-term capital appreciation.

Seligman International Growth Fund
Seeks long-term capital appreciation by investing in securities of medium-sized to large companies, primarily in the developed markets outside the US.

Seligman Large-Cap Value Fund
Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

BALANCED
--------------------------------------------------------------------------------

Seligman Income and Growth Fund
Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

REAL ESTATE
--------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund
Seeks to produce a high level of current income. Capital appreciation is a secondary objective.

FIXED-INCOME
--------------------------------------------------------------------------------

INCOME
--------------------------------------------------------------------------------

Seligman High-Yield Bond Series
Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman Investment Grade Fixed Income Fund
Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

Seligman U.S. Government Securities Series
Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund
Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*
Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                 Louisiana                  New Jersey
.. High-Yield               Maryland                   New York
.. Quality                  Massachusetts              North Carolina
Colorado                   Michigan                   Ohio
Florida                    Minnesota                  Oregon
Georgia                    Missouri                   Pennsylvania
                                                      South Carolina

* A small portion of income may be subject to state and local taxes.
MONEY MARKET
--------------------------------------------------------------------------------

Seligman Cash Management Fund
Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a dollar-weighted average portfolio maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION
--------------------------------------------------------------------------------
Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund
Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund
Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund
Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Harvester Fund
Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Financial Highlights

The Series is a newly organized mutual fund so financial highlights are not available. Financial highlights will be published in the Fund's annual and semi-annual reports and reflected in the Series' next available update of its prospectus.

Appendix A


SELIGMAN TIME HORIZON MATRIX ASSET CLASSES

Seligman Time Horizon Matrix is the result of extensive ongoing proprietary research by the Manager that examines the historical performance of different asset classes over different time periods. The Manager compared the performance of these various asset classes over a number of one-, five-, 10- and 20-year holding periods from 1950 to 2004 to assess the relative volatility of the asset classes over time. The asset classes are listed below. In performing its research, the Manager selected certain unmanaged indices as approximations for the respective asset classes. The unmanaged indices (in which investors cannot directly invest) used in the research are identified next to their respective asset classes.

US Small-Company Stocks: 1979-2004: Russell 2000; 1950-1978: Ibbotson Small Stock Index

US Medium-Company Stocks: 1979-2004: Russell Midcap Index; 1950-1978: Estimated as the midpoint between the total return for the Ibbotson Small Stock Index and the Standard & Poor's 500 Composite Stock Index ("S&P 500")

US Large-Company Stocks: 1950-2004: S&P 500

International Small-Company Stocks: 1990-2004: Citigroup Extended Markets Index World Ex. US; 1986-1989: NatWest Securities Ltd. ("NWSL") Global Ex. U.S. Smaller Companies Index; 1970-1985: Estimated as the difference between the Morgan Stanley Capital International ("MSCI") Europe Australasia and Far East ("EAFE") Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

Emerging Markets: 1988-2004: MSCI Emerging Markets Free Index; 1985-1987: IFC Global Emerging Composite; 1970-1984: Estimated as the difference between the MSCI EAFE Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

International Large-Company Stocks: 1970-2004: MSCI EAFE Index; 1950-1969:
Estimated as the S&P 500

Investment Grade Fixed Income: 1973- 2004: Lehman Brothers Government/Credit Bond Index; 1969-1972: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

High Yield Corporate Bonds: 1989-2004: Citigroup High Yield Market Index; 1981-1988: Credit Suisse First Boston High Yield Index II; 1969-1980: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US Corporate Bonds: 1969-2004: Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US Government Bonds: 1973-2004: Lehman Brothers Government Bond Index; 1950-1972: Ibbotson Long-Term Government Bond Index. To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used.

Real Estate: 1972-2004: NAREIT Equity Index; 1950-1971: Estimated through regression analysis.

Cash Equivalents: US 30-Day Treasury Bills.

Inflation: 1978-2004: Consumer Price Index for All Urban Consumers; 1950-1977:
Consumer Price Index.

Appendix B

The chart below shows the High and Low average annual returns from January 1, 1950 to December 31, 2004 for US Small-Company Stocks, US Large-Company Stocks, Investment Grade Fixed Income, US Government Bonds, and US Treasury Bills.

                                    [CHART]


Different Time Horizons - Different Risks

            Small-Company    Large-Company        Investment
               Stocks           Stocks        Grade Fixed Income    Gov't Bonds    Cash Equivalents
          ----------------  ----------------  ------------------   ---------------  --------------
1 Year    -30.90%   83.57%  -26.47%   52.62%   -8.11%   31.10%     -9.18%   27.75%  0.86%  14.71%
5 Years   -12.25%   39.73%   -2.36%   28.55%   -2.23%   17.96%     -2.14%   16.88%  1.41%  11.12%
10 Years    3.20%   27.40%    1.24%   19.35%    1.00%   13.70%     -0.07%   13.08%  1.87%   9.17%
20 Years    8.21%   19.21%    6.53%   17.87%    1.34%   10.44%      0.69%   10.18%  2.87%   7.72%
30 Years   11.32%   16.60%    9.44%   13.74%    3.25%    9.06%      2.77%    8.90%  4.00%   6.77%



Source: Figures derived from Citigroup and Stocks, Bonds, Bills and Inflation 2005 Yearbook(TM), Ibbotson Associates, Chicago (annual update work by Roger G. Ibbotson and Rex A. Sinquefield). Total returns reflect the reinvestment of distributions, if any. Used with permission. All rights reserved.

The indices are comprised of the following: US Small-Company Stocks: Russell 2000 (1979-2004), Ibbotson Small Stock Index (1950-1978); US Large-Company
Stocks: Standard & Poor's 500 Composite Stock Index ("S&P 500"); Investment Grade Fixed Income: Lehman Brothers Government/Credit Bond Index (1973-2004), US Corporate Bonds: Citigroup Long-Term High Grade Corporate Bond Index (1969-2003), Ibbotson Long-Term Corporate Bonds estimate (1950-1968); US Government Bonds: Lehman Brothers Government Bond Index (1973-2003), Ibbotson Long-Term Government Bond Index (1950-1972); and Cash Equivalents: US 30-Day Treasury Bills.

The returns of these unmanaged Indices, in which individuals cannot directly invest, are for illustrative purposes only, reflect past performance and do not reflect the performance of any mutual fund, nor are they any representation of the future performance of mutual funds or common stocks. Also, keep in mind that the securities represented by the indices involve widely varying degrees of income and growth potential and risk to investors. Rates on Treasury bills and Government bonds are fixed, and principal, if held to maturity, is guaranteed. Although common stocks have produced higher historical returns, they may be subject to greater risk than other types of investments. The stocks of smaller companies are subject to greater price fluctuation than the stocks of larger companies.

How to Contact Us


THE FUND...................... Write: Corporate Communications/
                                      Investor Relations Department
                                      J. & W. Seligman & Co. Incorporated
                                      100 Park Avenue, New York, NY 10017

                               Phone: Toll-Free (800) 221-7844 in the US or
                                      (212) 850-1864 outside the US

YOUR REGULAR (NON-RETIREMENT)  Write: Shareholder Services Department
  ACCOUNT.....................        Seligman Data Corp.
                                      100 Park Avenue, New York, NY 10017

                               Phone: Toll-Free (800) 221-2450 in the US or
                                      (212) 682-7600 outside the US

YOUR RETIREMENT ACCOUNT....... Write: Retirement Plan Services
                                      Seligman Data Corp.
                                      100 Park Avenue, New York, NY 10017

                               Phone: Toll-Free (800) 445-1777


  24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE TELEPHONE. YOU WILL HAVE INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTIONS, AND OTHER INFORMATION.

                            SELIGMAN ADVISORS, INC.
                                an affiliate of
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED

                               ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

For More Information

The following information is available without charge upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information ("SAI") contains additional information about the Funds. The SAI is on file with the Securities and Exchange Commission, or SEC, and are incorporated by reference into (and are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Funds' Annual Report (when published), you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the relevant period. The Funds' SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com. The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

This Prospectus is intended for use in connection with certain tax-deferred investment programs.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC's public reference room in Washington D.C. For information about the operation of the public reference room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the Edgar database on the SEC's internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act
File Number:

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This
Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

                            Seligman TargETFund 2025
                            Seligman TargETFund 2015
                          Seligman TargETFund Harvester

                       Statement of Additional Information
                                     , 2005

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus relating to Class A shares, Class B shares, Class C shares, Class D shares and Class R shares. of Seligman TargetHorizon ETF Portfolios, Inc. (the "Series"), dated , 2005 (the "Prospectus"), an asset allocation Series containing three separate funds:
Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Harvester (collectively, "the Funds"). All Classes are currently being offered except for Class B shares, which have been authorized by the Board of Directors
but are not currently being offered. A separate prospectus dated      , 2005
offers Class I shares of each of the Funds. This SAI, although not in itself a Prospectus, is incorporated by reference into each Prospectus in its entirety. It should be read in conjunction with each Prospectus, which you may obtain by writing or calling the Series at the above address or telephone numbers.

                                Table of Contents

    Series History.....................................................   2
    Description of the Series and its Investments and Risks............   2
    Management of the Series...........................................  12
    Control Persons and Principal Holders of Securities................  18
    Investment Advisory and Other Services.............................  18
    Portfolio Manager..................................................  25
    Brokerage Allocation and Other Practices...........................  27
    Capital Stock and Other Securities.................................  28
    Purchase, Redemption, and Pricing of Shares........................  29
    Taxation of the Series.............................................  36
    Underwriters.......................................................  38
    Calculation of Performance Data....................................  39
    Financial Statements...............................................  40
    General Information................................................  40
    Appendix A ........................................................  41

THF1A

                                 Series History

Seligman TargetHorizon ETF Portfolios, Inc. was incorporated under the laws of the state of Maryland on July 6, 2005.

             Description of the Series and its Investments and Risks

Classification

Seligman TargetHorizon ETF Portfolios, Inc. is a diversified open-end management investment company, or mutual fund, which consists of three separate and distinct funds: Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Harvester

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Fund's Prospectuses.

General

        Each Fund seeks to achieve its investment objective(s) by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Each ETF generally tracks a securities index. In addition to investments in shares of the Underlying ETFs, a Fund may invest in U.S. government securities, short term instruments and cash equivalents. In addition to a Fund's operating expenses, investors will indirectly pay a proportional share of the operating expenses of the Underlying ETFS. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Underlying ETF.

        Each Fund invests in shares of the Underlying ETFs and its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Manager's allocation among the Underlying ETFs. Accordingly, each Fund's investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as described in the Prospectuses, in direct proportion to the amount of assets each Fund allocates to the Underlying ETFs utilizing such strategies.

The Funds

The investment objectives and principal investment strategies of the Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the Prospectuses. Certain additional investment information is set forth below.

Borrowing. Each Fund may borrow money from banks in an amount not to exceed 33 1/3% of the value of its total assets. Each Fund may also borrow up to an additional 5% of its total assets for temporary purposes.

Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit a Fund's net investment income in any given period.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of a Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed, or any gain in value less than the cost of amounts borrowed, would cause net asset value to decline more than would otherwise be the case.

Forward Foreign Currency Exchange Contracts. Changes in exchange rates may be considered in making investment decisions. As one way of managing exchange rate risk, a Fund may enter into forward currency exchange contracts. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. A Fund will generally enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for.

Each Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, forward currency contracts will be limited to not greater than 75% of a Fund's portfolio position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by a Fund. Under extraordinary circumstances, a Fund may enter into forward currency contracts in excess of 75% of a Fund's portfolio position in any one country as of the date the contracts are entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Fund may commit up to the entire value of its assets that are denominated in foreign currencies to the consummation of these contracts. The effect a substantial commitment of a Fund's assets to forward contracts would have on the investment program of a Fund and its ability to purchase additional securities will be carefully considered.

Except as set forth above and immediately below, a Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige a Fund to deliver an amount of foreign currency in excess of the value of a Fund's portfolio securities or other assets denominated in that currency. A Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of such Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of a Fund will be served.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. However, a Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, no Fund is required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate.

Although a Fund will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and such Fund may therefore incur a gain or loss on a forward contract. A forward contract may help reduce a Fund's losses on securities denominated in a hedged currency, but it may also reduce the potential gain on the securities, which might result from an increase in the value of that currency.

Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit or "spread" based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should such Fund desire to resell that currency to the dealer.

Commodities and Commodity Contracts. Each Fund may purchase and sell commodities and commodity contracts only to the extent that such activities do not result in the Fund being a "commodity pool" as defined in the Commodity Exchange Act and the Commodity Futures Trading Commission's regulations and interpretations thereunder. The Board of Directors must approve an investment in any new type of commodity if it is of a type a Fund has not previously utilized.

Use of these instruments can involve substantial risks. For example, derivative instruments can present investment risk to a Fund if fluctuations in interest rates, currency values or the market to which the financial instrument is tied are not accurately predicted. Certain derivative instruments may involve the use of leverage and, as a result, there is the risk that a Fund could lose more than the amount of its original investment. For example, a Fund may purchase futures contracts by making a relatively small "margin deposit" and, if such contract is thereafter sold at a loss, that fund could lose substantially more than the original margin deposit. Although a Fund will only utilize exchange-traded futures and options thereon, there can be no assurance that they will be able to close out positions when they wish to. In addition, a futures or options strategy may not provide an exact hedge to a position.

Lending of Portfolio Securities. Each Fund may lend portfolio securities to brokers or dealers, banks, or other institutional borrowers of securities. No Fund will lend portfolio securities to any institutions affiliated with a Fund. The borrower must maintain with such Fund cash or equivalent collateral equal to at least 100% of the current market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on the securities. Each Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by a Fund will generally be short-term. Loans are subject to termination at the option of the applicable Fund or the borrower. The applicable Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. No Fund has the right to vote securities on loan, but would terminate a loan and regain the right to vote if that were considered important with respect to the investment. A Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by such Fund is insufficient to replace the loaned securities. In addition, a Fund is responsible for any loss that might result from its investment of the borrower's collateral.

Rights and Warrants. Each Fund may invest in common stock rights and warrants. The Board must approve an investment in any warrant if it is of a type that has not previously been utilized. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in the Funds' investment restrictions regarding such securities.

Options. The investment manager must seek approval of the Board of Directors to invest in any option if it is of a type a Fund has not previously utilized. Pursuant to this policy, the Board has approved the investment manager's request that a Fund be permitted to purchase put options, call options, put spreads, call spreads and collars, and to sell covered call options (i.e., where a Fund owns the underlying security) and covered put options (i.e., where a Fund maintains the cash or collateral to cover the obligation created by the put). These instruments are described below.

An option is a contract that gives the holder the right to purchase ("call") or sell ("put") a specified security for an agreed upon price at any time before the contract's expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or "writer") of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.

Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put's strike price. The call means that the investor will not benefit from increases in the price of the stock beyond the call's strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the stock price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call's strike price.

Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. A person who purchases options runs the risk of losing the entire premium paid if the option expires "out of the money" (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). A person who writes options earns premium income but is subject to the risk of having to sell a security at less than its market price (or buy a security at more than its market price). When options are purchased over-the-counter, there is a risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

Access Trades. Each Fund may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, each Fund bears the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-country markets are generally less liquid than exchanges, a Fund may not be able to sell when it is deemed advantageous to do so. These risks will potentially be mitigated by limiting access trade exposure by the Fund to 5% of total assets at the time of purchase and dealing with counterparties believed to be reputable.

When-Issued or Forward Commitment Securities. Each Fund may purchase or sell securities on a when-issued or forward commitment basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Although a Fund will only purchase a security on a when-issued or forward commitment basis with the intention of actually acquiring the securities, such Fund may sell these securities before the purchase settlement date if it is deemed advisable.

An account for a Fund investing in when-issued or forward commitment securities, consisting of cash or liquid securities equal to the amount of the when-issued commitments will be established with a Fund's custodian, and marked to market daily, with additional cash or liquid securities added when necessary. When the time comes to pay for when-issued or forward commitment securities, a Fund will meet its obligations from then available cash flow, the sale of securities held in the separate account or the sale of other securities or, although a Fund would not normally expect to do so, from the sale of the when-issued or forward commitment securities themselves (which may have a value greater or less than a Fund's payment obligations).

Securities purchased on a when-issued or forward commitment basis are subject to changes in market value based upon investors' perceptions of the creditworthiness of the issuer and upon changes, real or anticipated, in the level of interest rates. If a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of a Fund's assets may fluctuate more than would otherwise be the case. Purchasing a security on a when-issued or forward commitment basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security so purchased. The sale of securities held by the Fund in order to meet obligations resulting from when-issued or forward commitment securities carries with it a greater potential for the realization of capital gain or loss.

Repurchase Agreements. Each Fund may enter into repurchase agreements with commercial banks and broker-dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a US Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. Each Fund's repurchase agreements will at all times be fully collateralized. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less.]

Investments to Control. No Fund may invest for the purpose of controlling or managing any company. If a Fund acquires a large percentage of the securities of a single issuer, it could be deemed to have invested in such issuer for the purpose of exercising control. If a Fund were to make such acquisitions, there is a risk that such Fund would become less diversified, which could increase the volatility of a Fund and increase such Fund's exposure to market, credit and other risks associated with certain issuers' financial condition and business operations.

ETF

        Each Underlying ETF is a registered investment company with a stated investment objective and is subject to various investment policies and restrictions. Information about certain of the Underlying ETFs' objectives, policies and restrictions is set forth in the Prospectus and is derived from information in those Underlying ETFs' prospectuses and statements of additional information. Set forth below is additional information about the manner in which ETFs operate and the risks associated with an investment in ETFs.

        The Funds generally expect to purchase shares of the Underlying ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an Underlying ETF may also be acquired by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the Underlying ETF's custodian, in exchange for which the Underlying ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an Underlying ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Manager believes it is in a Fund's interest to do so. The Funds' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Underlying ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the Underlying ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to the Underlying ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the Underlying ETF, and the Underlying ETF may not be able to find a substitute service provider. Also, the Underlying ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the Underlying ETFs may also terminate. In addition, an Underlying ETF may terminate if its net assets fall below a certain amount.

        Although the Funds believe that, in the event of the termination of an Underlying ETF, they will be able to invest instead in shares of an alternate Underlying ETF tracking the same market index or another market index with the same general market, there can be no assurance that shares of an alternate Underlying ETF would be available for investment at that time.

        Limitations on Investing in Other Investment Companies. Generally, under the 1940 Act, a Fund may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the Underlying ETF's or other investment company's total outstanding shares or if the Fund's investment in securities of the Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Fund. The Securities and Exchange Commission (the "SEC") has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits. The Funds' ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Fund take appropriate steps to comply with any conditions in such order.

        The SEC has issued such an exemptive order to ________________ which permits investment companies, including the Funds, to invest in the various series of the ______________ ("Sponsor Funds") beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Sponsor Funds before investing in these Underlying ETFs in excess of the 1940 Act limitations. To the extent other Underlying ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other Underlying ETFs in excess of the 1940 Act limitations. If such relief is granted by the SEC, each Fund may invest up to 25% of its assets in any one Underlying ETF, subject to certain conditions to be contained in the order granting such relief.

        To the extent the 1940 Act limitations apply to certain Underlying ETFs, such limitations may prevent a Fund from allocating its investments in the manner that the Manager considers optimal, or cause the Manager to select a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets") as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the Manager believes they represent more attractive opportunities than similar Underlying ETFs.

        Set forth below is a description of securities (and related risks) that may be invested in by certain of the Underlying ETFs.

The discussion below does not include investment strategies and techniques (including investments in options and futures, entering into repurchase agreements and swap agreements, and engaging in securities lending) that may be utilized by an Underlying ETF. To the extent that the use of such strategies and techniques leads to a lack of correlation between an Underlying ETF and its underlying index, the performance of the Funds could be adversely impacted.

Foreign Securities. Certain of the Underlying ETFs, may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of an Underlying ETF's investments in one country may offset potential gains from investments in another country.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of an Underlying ETF are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying ETF. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation, (in which case an ETF could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying ETF, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the United States.

Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying ETF may temporarily hold cash in foreign currencies. The value of an Underlying ETF's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. The Underlying ETF may incur costs in connection with conversions between various currencies. An Underlying ETF's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

Mortgage Pass-Through Securities. Certain Underlying ETFs may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which an Underlying ETF invests occurs, the Underlying ETF may have to invest the proceeds in securities with lower yields.

The Government National Mortgage Association ("GNMA") is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association ("FNMA"), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

U.S. Government Obligations, Bank Obligations and Commercial Paper. Each of the Funds may invest a portion of their assets in the following:

US Government Obligations. US Government Obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the US, such as US Treasury Bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.

Bank Obligations. Bank obligations include US dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the US, and of domestic branches of foreign banks.

Commercial Paper and Short-Term Corporate Debt Securities. Commercial paper and short-term debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. Each Fund's policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, each Fund may not:

        . Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;

        . Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission ("SEC") or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

        . Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

        . Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

        . Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

        . Purchase or hold any real estate, except the Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

        . Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act;

        . Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities (which may include mortgage related securities);

Each Fund may not change its investment objective without approval of a majority of its outstanding voting securities.

Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets directly in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the Manager, equate generally to the standards established for US cash equivalents.

Portfolio Turnover

Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities (i.e., the Underlying ETFs and individual US Government securities) for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration dates at the time of acquisition were one year or less are excluded from the calculation. The Funds' portfolio turnover rate will not be a limiting factor when the Funds deem it desirable to sell or purchase securities.

Disclosure of Portfolio Holdings

The Funds' full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no earlier than 15 calendar days after the end of each calendar quarter on Seligman's website (www.seligman.com/1/). In addition, the Funds' top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 business days after the end of each month. Seligman employees may freely distribute the Funds' portfolio holdings information described above to third parties the day after such information appears on Seligman's website. The foregoing monthly and quarterly information will remain available on Seligman's website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Series' Board of Directors, the Funds' portfolio holdings may be disclosed to certain parties prior to its public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Funds' procedures require the prior written approval of the President or Chief Investment Officer of Seligman or the President of Seligman Advisors and the Funds' Chief Compliance

----------
/1/ The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this SAI or the Funds' Prospectus.

Officer (the "CCO") before any such disclosure. In connection with the CCO's review and approval, the CCO considers whether such disclosure is in the best interests of Fund shareholders. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Funds' portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Series' Board of Directors regarding compliance with the Funds' policies, and Seligman's Chief Compliance Officer monitor compliance with this policy.

In addition, the Funds' policies expressly permit Seligman's employees to release the Funds' holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about Seligman's views on individual securities or whether the Funds own or do not own a particular security; provided, that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees) may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Funds or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Funds also permit its auditors to have access to the Funds' portfolio holdings as necessary in connection with their auditing services.

Currently, Seligman has entered into ongoing arrangements to disclose the Funds' portfolio holdings prior to the public disclosure of such information with the following third party research providers: Salomon Analytics Inc. and Vestek Systems, Inc. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, Seligman discloses the Funds' portfolio holdings to State Street Bank and Trust Company ("SSBT") in connection with back-office, custodial and/or administrative services provided by SSBT and the Investor Responsibility Research Center ("IRRC") in connection with proxy voting services provided by IRRC. All of the above mentioned disclosures have been approved by Seligman's President or Chief Investment Officer and the Funds' CCO and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Funds' portfolio holdings pursuant to these arrangements.

                            Management of the Series

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Series.

Management Information

Information with respect to Directors and officers of the Series is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

                                                                                                               Number of
                                                                                                               Portfolios
                               Term of                                                                          in Fund
                             office and                                                                         Complex
                              Length of                                                                         Overseen
 Name, (Age), Position(s)       Time          Principal Occupation(s) During Past 5 Years, Directorships           by
        With Fund              Served*                           and Other Information                          Director
--------------------------------------------------------------------------------------------------------------------------
                                                    INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
                                          [to come]

--------------------------------------------------------------------------------------------------------------------------
                                         INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
--------------------------------------------------------------------------------------------------------------------------
William C. Morris*** (67)   2005 to Date  Chairman, J. & W. Seligman & Co. Incorporated, Chairman of the          58
Director and Chairman of                  Board and Director or Trustee of each of the investment companies
the Board                                 of the Seligman Group of Funds**; Chairman, Seligman Advisors,
                                          Inc. and Seligman Services, Inc.; and Carbo Ceramics Inc.,
                                          manufacturer of ceramic proppants for oil and gas industry;
                                          Director, Seligman Data Corp.; and President and Chief Executive
                                          Officer of The Metropolitan Opera Association.  Formerly,
                                          Director, Kerr-McGee Corporation, a diversified energy and chemical company and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino*** (52)       2005 to Date  Director and President, J. & W. Seligman & Co. Incorporated; Chief      58
Director, Chief Executive                 Executive Officer , President and Director or Trustee of each of
Officer and President                     the investment companies of the Seligman Group of Funds**;
                                          Director, Seligman Advisors, Inc. and Seligman Services, Inc.;
                                          Chairman, Seligman Data Corp.; Member of the Board of Governors of
                                          the Investment Company Institute; and Director (formerly Vice
                                          Chairman), ICI Mutual Insurance Company.

Charles W. Kadlec (59)      1999 to Date  In addition to his duties with the Series he is also Managing           N/A
Vice President and                        Director and Director, J. & W. Seligman & Co. Incorporated and
Portfolio Manager                         President of Seligman Advisors and Seligman Services.  He is also
                                          Vice President and Portfolio Manager of Seligman Time
                                          Horizon/Harvester Series, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time
                                          Horizon Matrix, which is based on an investor's time horizon to reaching goals, and Harvesting a Lifetime of Savings, a strategy addressing the unique concerns facing retirees.

John B. Cunningham (40)     2005 to Date  In addition to his duties with the Fund, he is Managing Director
Vice President and                        and Chief Investment Officer, J. & W. Seligman & Co. Incorporated;
Portfolio Manager                         Vice President and Portfolio Manager of Tri-Continental
                                          Corporation, a closed-end investment company, and Seligman Common
                                          Stock Fund; Vice President and Co-Portfolio Manager of Seligman
                                          Income and Growth Fund, Inc.; Vice President of Seligman
                                          Portfolio, Inc. and Portfolio Manager of its Common Stock
                                          Portfolio.  Formerly, Managing Director and Senior Portfolio
                                          Manager of Salomon Brothers Asset Management ("SBAM") and Group
                                          Head, SBAM and Equity Team.  Prior to 2001, he was a Director and
                                          Portfolio Manager of SBAM.

                                                                                                               Number of
                                                                                                               Portfolios
                               Term of                                                                          in Fund
                             office and                                                                         Complex
                              Length of                                                                         Overseen
 Name, (Age), Position(s)       Time          Principal Occupation(s) During Past 5 Years, Directorships           by
        With Fund              Served*                           and Other Information                          Director
--------------------------------------------------------------------------------------------------------------------------
                                         INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Thomas G. Rose (47)         2000 to Date  Chief Financial Officer, Senior Vice President, Finance and             N/A
Vice President                            Treasurer, J. & W. Seligman & Co. Incorporated, Senior Vice
                                          President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.;
                                          Vice President of each of the investment companies of the Seligman
                                          Group of Funds** and of Seligman Services, Inc. and Seligman
                                          International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and of Seligman Data Corp.

Eleanor T.M. Hoagland (54)  2005 to Date  Managing Director and Senior Vice President, Risk Manager, J. & W.      N/A
Vice President and Chief                  Seligman & Co. Incorporated; Vice President and Chief Compliance
Compliance Officer                        Officer for each of the investment companies of the Seligman Group of Funds**. Formerly, Managing Director, Partner and Chief Portfolio
                                          Strategist, AMT Capital Management from 1994 to 2000.

Lawrence P. Vogel (49)      2005 to Date  Senior Vice President and Treasurer, Investment Companies, J. & W.      N/A
Vice President and                        Seligman & Co. Incorporated; Vice President and Treasurer of each
Treasurer                                 of the investment companies of the Seligman Group of Funds** and
                                          Treasurer, of Seligman Data Corp.  Formerly, Senior Vice President,
                                          Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors,
                                          Inc., Seligman International, Inc. and Seligman Data Corp.; Vice
                                          President, Seligman Services, Inc.; and Treasurer, Seligman
                                          International, Inc.

Frank J. Nasta (40)         2005 to Date  Managing Director, General Counsel, Corporate Secretary and             N/A
Secretary                                 Director, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds**; and
                                          Corporate Secretary, Seligman Advisors, Inc., Seligman Services,
                                          Inc., Seligman International, Inc. and Seligman Data Corp.

----------
* Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board.
** The Seligman Group of Funds currently consists of twenty-three registered investment companies.
*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Funds as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. Members of the committee are [to come]

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. Members of the Committee are [to come]

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Fund occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Fund. Members of the Committee are [to come]

Beneficial Ownership of Shares

As of        , 2005, the Directors beneficially owned shares in the Fund and the
Seligman Group of Funds as follows:

                                                                      Aggregate Dollar Range of Shares
                            Dollar Range of Fund Shares Owned         Owned by Director in the Seligman
     Name                              By Director                             Group of Funds
-------------------------------------------------------------------------------------------------------------
                                           INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------








                                                                              [to come]
-------------------------------------------------------------------------------------------------------------
                                            INTERESTED DIRECTORS
-------------------------------------------------------------------------------------------------------------
William C. Morris                                                            Over $100,000
Brian T. Zino                                                                Over $100,000

Compensation

                                                          Pension or             Total Compensation
                                   Aggregate          Retirement Benefits          from Fund and
     Name and                     Compensation          Accrued as Part of       Fund Complex Paid
 Position with Fund               from Fund (1)          Fund Expenses          to Directors (1)(2)
 ------------------               -------------       --------------------      -------------------
 [to come]

----------
(1)  For the period ended .
(2) At , 2005, the Seligman Group of Funds consisted of twenty-four investment companies.

No compensation is paid by the Funds to Directors or officers of the Series who are employees of J. & W. Seligman & Co. ("Seligman").

[The Series has adopted a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in each Fund's financial statements.]

[The Series may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the Series' deferred compensation plan.]

Class A shares of the Funds may be issued without a sales charge to present and former directors or trustees (and their family members) of the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

The Manager, Seligman Advisors, and their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively "Employees") are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Chief Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless prior approval has been obtained from the Manager's Chief Compliance Officer.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from in short-term trading (a profitable purchase and sale or vice-versa within 60 days) and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through a broker/dealer designated by the Manager. All Employee personal securities transactions must be pre-cleared by the Manager's compliance system. This system is designed to prevent purchases of securities that would conflict with the interests of clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission ("SEC"). You can access it through the SEC's Internet site, www.sec.gov.

Proxy Voting Policies

Seligman, as the Fund's investment manager, will vote the proxies relating to each Fund's portfolio holdings.

Introduction. On behalf of each Fund, Seligman votes the proxies of the securities held in each Fund's portfolio in accordance with Seligman's determination of what is in the best interests of each Fund's shareholders.

The financial interest of the shareholders is the primary consideration in determining how proxies should be voted. Seligman has a responsibility to analyze proxy issues and vote in a way consistent with those financial interests. In the case of social and political responsibility issues which do not involve financial considerations, it is not possible to fairly represent the diverse views of the shareholders. As a result, Seligman abstains from voting on these issues. Notwithstanding the above, proposals seeking disclosure of certain matters relating to social and political issues may be supported if such disclosure is not deemed to be unduly burdensome.

The Proxy Voting Process. In the event that any Fund hold securities other than shares of the Underlying Funds, proxies for such securities held in the portfolios of the Fund will be received, processed and voted by Manager pursuant to the guidelines (the "Guidelines") established by Seligman's Proxy Voting Committee (the "Committee"). Proxies for securities held by the Underlying Funds are also voted pursuant to the Guidelines. A description of the Guidelines can be found below.

The Committee has been established to set Seligman's policy and Guidelines, to consider new corporate governance issues as they arise, to assist in determining how Seligman will respond to such issues and to provide oversight of the proxy voting process. The Committee currently consists of four members including:
Seligman's Chief Investment Officer (Chair), Seligman's Chief Financial Officer and Seligman's General Counsel.

Seligman subscribes to a service offered by an independent third party that provides research on the proposals to be acted upon at shareholder meetings and to assist in the tracking, voting and recordkeeping of proxies. Neither service offers voting recommendations.

Conflicts of Interests. Seligman's Chief Compliance Officer maintains a Proxy Watch List, which contains the names of those companies that may present the potential for conflict in the voting process with Seligman, Seligman Advisors, Inc. or any Seligman affiliate thereof. For example, the Proxy Watch List will include those portfolio companies for which Seligman separately manages assets in private accounts or which are significant distributors of Seligman's products and services. As described below, proxy voting for these companies will be subject to a higher level of consideration.

Deviations from Guidelines and Special Situations. Seligman recognizes that it may not always be in the best interest of the shareholders of a Fund to vote in accordance with the Guidelines on a particular issue. In such circumstances, Seligman may deviate from the Guidelines. A member of the Committee must approve any deviation from the Guidelines. Furthermore, a majority of the Committee's members must approve any deviation of the Guidelines for issuers included on the Proxy Watch List.

Similarly, one member of the Committee must approve the voting decision for proposals of a unique nature requiring a case-by-case evaluation. A member of the Committee must approve the voting decision for such proposals if the issuer is included on the Proxy Watch List. Seligman may consider the views of the management of a portfolio company, as well as the view of Seligman's investment professionals when analyzing potential deviations from the Guidelines and proposals requiring a case-by-case evaluation.

Guidelines Summary. The Guidelines are briefly described as follows:

        1. Seligman votes with the recommendations of a company's board of directors on general corporate governance issues such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to shareholder meetings.

        2. Seligman opposes, and supports the elimination of, anti-takeover proposals, including those relating to classified Boards, supermajority votes, poison pills, issuance of blank check preferred and establishment of classes with disparate voting rights.

        3. Seligman abstains from voting on issues relating to social and/or political responsibility, except for matters relating to disclosure issues if not deemed unduly burdensome for the company (e.g., political contributions).

        4. Seligman votes for stock option plans, to increase the number of shares under existing stock option plans and other amendments to the terms of such plans; provided that the overall dilution of all active stock option plans does not exceed 10% on a fully diluted basis and are otherwise considered to align the interest of the company with those of shareholders, e.g., all such plans must specifically prohibit repricing.

        5. Seligman generally votes with the recommendations of a company's board of directors on other matters relating to executive compensation, unless considered excessive.

        6. Seligman will withhold voting for the entire board of directors (or individual directors as the case may be) if: (a) less than 75% of the board is independent; (b) the board has a nominating or compensation committee of which less than 75% of its members are independent; (c) the board has recommended shareholders vote for an anti-takeover device which Seligman votes against; or (d) the board has recommended a matter relating to a stock option plan or stock purchase plan which Seligman votes against.

        7. Seligman will vote for proposals relating to the authorization of additional common stock up to 5 times that currently outstanding.

        8.      Seligman will vote for proposals to effect stock splits.

        9. Seligman will vote for proposals authorizing share repurchase programs.

        10. Seligman will vote against authorization to transact unidentified business at the meeting.

        11. Acquisitions, mergers, reorganizations, reincorporations and other similar transactions will be voted on a case-by-case basis.

        12. Proposals to amend a company's charter or by-laws (other than as identified above) will be voted on a case-by-case basis.

        13. Seligman will vote against all proposals where the company did not provide adequate information to make a decision.

        14. Seligman abstains from voting shares which have recently been sold or for which information was not received on a timely basis.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge upon request by calling toll free (800) 221-2450 in the US or collect
(212) 682-7600 outside the US and (ii) on the SEC's website at www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons

As of       , there was no person or persons who controlled the Series, either through a significant ownership of shares or any other means of control.

Principal Holders

As of       each of the following principal holders owned 5% or more of a
Fund's Class of shares of capital stock then outstanding as follows:

Management Ownership

As of       , Directors and officers of the Series did not own more than 1% of any class of shares in the Funds.

                     Investment Advisory and Other Services

Investment Manager

Subject to the control of the Series' Board of Directors, the Manager manages the investment of the assets of each Fund of the Series and administers its business and other affairs pursuant to a management agreement (the Management Agreement). The Manager also serves as investment manager to twenty-three other US registered investment companies which, together with the Series, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of the Manager and the Series, regularly advise the Series with respect to the Fund's investments.

The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of the Manager and Chairman of the Board of Directors of the Series, owns a majority of the outstanding voting securities of the Manager and is a controlling person of the Manager.

All of the officers of the Series listed above are officers or employees of the Manager. Their affiliations with the Series and with the Manager are provided under their principal business occupations.

Each Fund pays the Manager a management fee for its services, calculated daily and payable monthly. The management fee is equal to per annum of the Fund's average daily net asset value. In addition, each investor in a Fund will indirectly bear the management fee charged to the Fund by the Underlying ETFs in which the Fund invests.

Each Fund pays all of its expenses other than those assumed by the Manager, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying their respective shares under Federal and State securities laws, and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Series not employed by or serving as a director of the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. Certain expenses are allocated between each Fund in a manner determined by the Board of Directors to be fair and equitable.

The Management Agreement also provides that the Manager will not be liable to the Series for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was initially approved by the Board of Directors on 2005 and by the sole shareholder of each Fund of the Series on 2005. The Management Agreement will continue in effect until December 31, 2006 and thereafter from year to year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) the Manager shall not have notified the Series at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated with respect to any Fund, without penalty, on 60 days written notice to the Manager and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

At the [     ], 2005 Board of Directors meeting, the Board [unanimously]
approved the Management Agreement. In preparation for the meeting, the Board requested and reviewed a wide variety of materials from Seligman, including extensive performance and expense information for other investment companies and the Independent Directors conferred with their counsel at the meeting prior to voting. In their determinations with respect to approval of the Management Agreement, the Board considered many factors, including, but not limited to: [to come]

Principal Underwriter

Seligman Advisors, Inc. ("Seligman Advisors"), an affiliate of the Manager, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund of the Series and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of the Manager, which is itself an affiliated person of the Series. Those individuals identified above under "Management Information" as directors or officers of the Series and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement dated          , 2005, subject to the control of
the Board of Directors, the Manager manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities (i.e., the Underlying ETFs, US Government Securities and short-term instruments) consistent with each Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Series with such office space, administrative and other services and executive and other personnel as are necessary for Series operations. The Manager pays all of the compensation of directors of the Series who are employees or consultants of the Manager and of the officers and employees of the Series. The Manager also provides senior management for Seligman Data Corp. ("SDC"), the Series' shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Series.

Other Investment Advice

No person or persons, other than directors, officers, or employees of the Manager, regularly advise the Series with respect to each Fund's investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:

                                                                 Regular Dealer
                            Sales Charge       Sales Charge       Reallowance
                             as a % of         as a % of Net       as a % of
Amount of Purchase       Offering Price(1)    Amount Invested    Offering Price
------------------       -----------------    ---------------    --------------
Less than $ 50,000             4.75%               4.99%              4.25%
$50,000 - $ 99,999             4.00                4.17               3.50
$100,000 - $ 249,999           3.50                3.63               3.00
$250,000 - $ 499,999           2.50                2.56               2.25
$500,000 - $ 999,999           2.00                2.04               1.75
$1,000,000 and over               0                   0                  0

(1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

Class C shares:

                                                                 Regular Dealer
                            Sales Charge       Sales Charge       Reallowance
                             as a % of         as a % of Net       as a % of
Amount of Purchase       Offering Price(1)    Amount Invested    Offering Price
------------------       -----------------    ---------------    --------------
Less than $ 100,000            1.00%               1.01%              1.00%
$100,000 - $ 249,999           0.50                0.50               0.50
$250,000 - $ 999,999              0                   0                  0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge. There is no sales charge with respect to Class C shares if sold through Level Load Intermediaries (as defined below).

Seligman Services is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares.

Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan ("12b-1 Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of such Fund's Class A, Class B, Class C, Class D and Class R shares, respectively. (There are no such fees in respect of each Fund's Class I shares). Payments by each Fund under its 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Fund's shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that the Manager receives from each Fund, respectively. Payments made by each Fund under its 12b-1 Plan are intended to be used to encourage sales of shares of each Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares of the Fund may not be used to pay expenses incurred solely in respect of any other class of the Fund, or any other Seligman mutual fund. Expenses attributable to more than one class of a Fund are allocated between the classes of the Fund in accordance with a methodology approved by the Series' Board of Directors. Expenses of distribution activities that benefit both a Fund and other Seligman mutual funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, each Fund, with respect to its Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund's Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. Each Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund's 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class A shares.

Class B

Under the 12b-1 Plan, each Fund, with respect to its Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class B shares. The fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties, have purchased Seligman Advisor's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale of Class B shares of each Fund (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to Seligman Advisors. A small portion of the distribution fee is paid to Seligman Advisors in connection with sales of Class B shares for which no commissions are paid. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund's 12b-1 Plan is terminated in respect of its Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors or the Purchasers with respect to its Class B shares.

Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months (twelve months in the case of investors purchasing Class C shares through Level Load Intermediaries (as defined under "Purchase, Redemption and Pricing of Shares"), to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations (0.75% in the case of investors purchasing Class C shares through Level Load Intermediaries), and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman

Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund.
The amounts expended by Seligman Advisors in any one year with respect to Class C shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the 12b-1 Plan is terminated in respect of Class C shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class C shares.

Class D

Under the 12b-1 Plan, each Fund, with respect to its Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class D shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a 0.75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of 0.25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders of the Fund over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of a Fund.
The amounts expended by Seligman Advisors in any one year with respect to Class D shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class D shares.

Class R

Under the 12b-1 Plan, each Fund, with respect to Class R shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of the Class R shares. This 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R shares. The 12b-1 fee is used by Seligman Advisors in one of two ways, depending on the payout option chosen by Service Organizations. This fee is used by Seligman Advisors as follows:

Option 1 - Service Organization opts for time-of-sale payment. A distribution fee of 0.25% of the average daily net assets attributable to such Class R shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class R shares of a 0.75% sales commission to the Service Organization, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class R shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class R shares is used to reimburse Seligman Advisors for its prepayment to the Service Organization at the time of sale of Class R shares of a service fee of 0.25% of the net asset value of the Class R shares sold (for shareholder services to be provided to Class R shareholders over the course of the one year immediately following the sale). After the initial one-year period following a sale of Class R shares, the 0.25% servicing fee is used to reimburse Seligman Advisors for its payments to the Service Organization for providing continuing shareholder services. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees.

Option 2 - Service Organization does not opt for time-of-sale payment. The entire 12b-1 fee attributable to the sale of the Class R shares, along with any CDSC proceeds, is used to (1) reimburse Seligman Advisors for its on-going payment of the entire 12b-1 fees attributable to such Class R shares to the Service Organization for providing continuing shareholder services and distribution assistance in respect of the Fund and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors.

The amounts expended by Seligman Advisors in any one year with respect to Class R shares of each Fund may exceed the 12b-1 fees paid by such Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class R shares in one fiscal year to be paid from Class R 12b-1 fees in any other fiscal year; however, in any fiscal year no Fund is obligated to pay any 12b-1 fees in excess of the fees described above.

If the 12b-1 Plan is terminated in respect of Class R shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by such Fund to Seligman Advisors with respect to Class R shares.

The 12b-1 Plans were approved on          , 2005 by the Board of Directors of
the Series, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Series and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the 12b-1 Plans (the Qualified Directors) and by the sole shareholder of each Fund on , 2005. The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Series, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the 12b-1 Plans is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Series be made by such disinterested Directors.

Seligman Services acts as the broker/dealer of record for shareholder accounts of the Series that do not have a designated financial advisor. As such, it receives compensation from each Fund pursuant to its 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services.

Other Service Providers

Seligman Data Corp., which is owned by certain other investment companies in the Seligman Group, is the shareholder servicing agent and dividend paying agent for the Funds. SDC charges the Funds at cost for its services. Certain officers and directors of the Funds are also officers and directors of SDC.

                                Portfolio Manager

For the purposes of this discussion, each member of the Portfolio Team is referred to as a "portfolio manager." The following table sets forth certain additional information with respect to the portfolio manager of the Series. Unless noted otherwise, all information is provided as of June 30, 2005.

Other Accounts Managed by Portfolio Manager. The table below identifies, for the portfolio managers, the number of accounts managed (other than the Series) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts noted below has an advisory fee based on performance of the account.

---------------------------------------------------------------------------------------------------------------
                              Registered Investment            Other Pooled
    Portfolio Manager               Companies               Investment Vehicles           Other Accounts
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Charles W. Kadlec            _ Registered Investment      _Pooled Investment            _] Other Accounts with
                             Companies with $_ in         Vehicles with $_ in           approximately $_ million
                             assets under management.     assets under management.      in total assets under
                                                                                        management.
----------------------------------------------------------------------------------------------------------------
John B. Cunningham           _ Registered Investment       _ Pooled Investment           _ Other Accounts with
                             Companies with               Vehicles with $_ in            approximately $_
                             approximately $_ billion     total assets under            million in total assets
                             in total assets under        management.                   under management.
                             management.
----------------------------------------------------------------------------------------------------------------
Gary Terpening               _ Registered Investment      _ Pooled Investment           _Other Accounts with
                             Companies with $0 in         Vehicles with $0 in           approximately $_ in
                             total assets under           total assets under            total assets under
                             management.                  management.                   management.
----------------------------------------------------------------------------------------------------------------

Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine, portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between the portfolio managers' management of the Series' investments and investments in other accounts.

Compensation:

As compensation for his responsibilities, including those relating to his responsibilities as a member of the Board of Directors and Management Committee of the Manager, and Chief Executive Officer and a member of the Board of Directors of both Seligman Advisors, Inc. and Seligman Services, Inc., and those relating to his portfolio management responsibilities of one other investment company, Mr. Kadlec received a base salary and discretionary bonus for the year ended December 31, 2004.

As compensation for his responsibilities, including those relating to his responsibilities as Chief Investment Officer of the Manager, Mr. Cunningham received a base salary and fixed bonus for the year ended December 31, 2004.

For 2005, in addition to a base salary and minimum bonus, Mr. Cunningham is entitled to (i) a performance bonus based on the weighted average pre-tax investment performance of three other investment companies for which Mr. Cunningham serves as Portfolio Manager as compared to the funds constituting the Lipper Large-Cap Core Index (or an otherwise agreed upon appropriate group of funds) for 2005 and (ii) a potential discretionary bonus.

Mr. Terpening received a base salary and discretionary bonus for the year ended December 31, 2004.

Discretionary bonuses for investment professionals are subjective and based on numerous qualitative and quantitative factors. The factors, which have no particular weightings and may apply differently from person to person may include, among other things, evaluation of a portfolio manager's performance of non-portfolio management responsibilities, the portfolio manager's relative investment performance versus one or more competitive universes or benchmarks; Seligman's overall profitability and profitability attributable to the assets under management for the portfolio manager's investment team; and the portfolio manager's support of marketing efforts.

The structure of a portfolio manager's compensation may be modified from time to time reflect, among other things, changes in responsibilities or the competitive environment.

Conflicts of Interest:

Actual or potential conflicts of interest may arise from the fact that Seligman, and the portfolio managers of the Series have day-to-day management responsibilities with respect to accounts of clients of Seligman other than the Series ("Other Accounts"). Seligman has policies and procedures intended to mitigate or manage the conflicts of interest described below. There is no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises.

Seligman may receive higher compensation with respect to Other Accounts (including accounts which are private investment funds or have performance or higher fees paid to Seligman, or in which one or more portfolio managers have direct or indirect personal interest in the receipt of such fees) than that received with respect to the Series. This may create a potential conflict of interest for Seligman or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, Seligman could be viewed as having a conflict of interest to the extent that Seligman or an affiliate has a proprietary investment in one or more Other Accounts, the portfolio managers have personal investments, directly or indirectly, in one or more Other Accounts or the Other Accounts are investment options in Seligman's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Seligman may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. Seligman may be perceived as causing accounts it manages to participate in an offering to increase Seligman's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because Seligman manages accounts that engage in short sales of securities of the type in which many clients may invest, Seligman could be seen as harming the performance of certain client accounts (i.e., those not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, Seligman could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent the such sales reduce the cost to cover the short positions.

Seligman and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. A particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. Simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities.

Employees of Seligman, including portfolio managers, may engage in personal trading, subject to Seligman's Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from subsequent trading by clients in similar securities.

Because portfolio managers of Seligman manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts.

Securities Ownership. [TO COME]

                    Brokerage Allocation and Other Practices

Brokerage Transactions

The Manager will seek the most favorable price and execution in the purchase and sale of such securities. When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell these same securities at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed-income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. To the extent the Funds invest directly in US Government Securities or short-term instruments, the Funds will engage in transactions with these dealers or deal directly with the issuers. Prices paid to dealers generally include a "spread," i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time.

In over-the-counter markets, the Series deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal in accordance with applicable law.

The Series is new; therefore, the Funds did not pay brokerage commissions to others for execution, research and statistical services.

Brokerage Selection

Seligman selects broker-dealers with the goal of obtaining "best execution". Seligman will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to Seligman in connection with its services to clients other than the Fund. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, Seligman offers its services primarily through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the Seligman Funds will have a relationship with Seligman or its affiliates to distribute shares of the investment companies or other investment products offered by Seligman. Seligman ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, Seligman determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

Seligman monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the Seligman Funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers

As the Series is new, no Fund has acquired securities of regular brokers or dealers or of their parents.

                       Capital Stock and Other Securities

Capital Stock

The Directors of the Series are authorized to issue, create and classify shares of capital stock in separate funds without further action by shareholders. Shares of capital stock of each Fund have a par value of $.001 and are divided into six classes, designated as Class A common stock, Class B common stock, Class C common stock, Class D common stock, Class I common stock and Class R common stock. Each share of a Fund's Class A, Class B, Class C, Class D, Class I and Class R common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan ("Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no preferential liquidation, conversion or prescriptive rights.

Other Securities

The Series has no authorized securities other than the above-mentioned common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Members. Class A shares of each Fund of the Series may be issued without a sales charge and in amounts less than the investment minimums set forth in the prospectus to present and former directors, trustees, officers, employees (and their respective family members) of the Funds, the other investment companies in the Seligman Group, and the Manager and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation . Under this program, reduced sales charges will apply if the sum of (i) the amount being invested by a "single person" in Class A shares of the Fund and in Class A shares of other Seligman mutual funds, (ii) the current net asset value of the Class A shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described above. The value the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if Seligman Data Corp. ("SDC") is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds.

If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. This program allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of a Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase under the letter of intent will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event that you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in the escrow after shares, with a value equal to the amount of the outstanding sales charge, are redeemed by the transfer agent.

Persons Entitled to Reductions. Reductions in initial sales charges apply to purchases of Class A shares, and independently, Class C shares in an account held by a "single person". Amounts invested in Class A shares and Class C shares will not be aggregated for purposes of determining eligibility for a Breakpoint Discount. A "single person" includes an individual; members of a family unit comprising, husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered "single persons" for this purpose. The uniform criteria are as follows:

        1. Employees must authorize the employer, if requested by the Series, to receive in bulk and to distribute to each participant on a timely basis the Series prospectus, reports, and other shareholder communications.

        2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Series 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

        3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Series may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Series' shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Series' shareholder service agent.

Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Series' shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with Seligman Advisors;

(4)     to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Series' shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Series;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)     to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by the Manager, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more either alone or through a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e., pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B

Although authorized by the Board of Directors, Class B shares are not currently being offered. The following discussion regarding Class B shares would apply only if such shares are offered for sale in the future:

Class B shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                         CDSC
--------------------                                         ----
Less than 1 year ..........................................   5%
1 year or more but less than 2 years ......................   4%
2 years or more but less than 3 years .....................   3%
3 years or more but less than 4 years .....................   3%
4 years or more but less than 5 years .....................   2%
5 years or more but less than 6 years .....................   1%
6 years or more ...........................................   0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs during the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of each Fund exercising the exchange privilege will continue to be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of each Fund acquired by exchange will be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. No sales charge shall be payable by any person purchasing Class C shares through Level Load Intermediaries (as defined below). In addition, in connection with the purchase of Class C shares by a "single person" (as described above), investors may be eligible for the reductions in initial sales charges similar to the reductions described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase (twelve months for Class C shares purchased through Level Load Intermediaries described below), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not automatically convert to Class A shares after eight years.

Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: Advest, Inc., Citigroup Global Markets, Inc., First Clearing, LLC, INVEST Financial Corporation, Investment Centers of America, Inc., KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, Piper Jaffray & Co., McDonald Investments Inc., Morgan Stanley DW Inc., National Planning Holdings, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.

Class D

Class D shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Class R

Class R shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class R shares are subject to a CDSC of 1% if the shares are redeemed within one year of the plan's initial purchase of Class R shares, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class R shares do not automatically convert to Class A shares at any time.

Systematic Withdrawals. Class B, Class C, Class D and Class R shareholders of each Fund who reinvest both their dividends and capital gain distributions to purchase additional shares of each Fund, respectively, may use the Fund's Systematic Withdrawal Plan to withdraw up to 12%, 10%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C, Class D and Class R shares of each Fund of the Series (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2) in connection with (1) distributions from retirement plans qualified under Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Series;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)     in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program; and

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence.

(8) On redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan level termination.

If, with respect to a redemption of any Class A, Class B, Class C, Class D or Class R shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Payment in Securities. In addition to cash, the Series may accept securities in payment for Series' shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Series does not presently intend to accept securities in payment for its shares. Generally, the Series will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Series and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Series would not accept securities with a value of less than $100,000 per issue in payment for shares. The Series may reject in whole or in part offers to pay for Series' shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Series' shares at any time without notice. The Series will not accept restricted securities in payment for shares. The Series will value accepted securities in the manner provided for valuing portfolio securities of the Series. Any securities accepted by the Series in payment for Series' shares will have an active and substantial market and have a value which is readily ascertainable.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class of a Fund is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund, including the management fee paid by the Funds, are accrued daily and taken into account for the purpose of determining their respective NAVs. The NAV of Class B, Class C, Class D and Class R shares of the Funds will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. The NAV of the Class I shares will generally be higher than that of the Class A shares as Class I shares have no 12b-1 fees and may have lower expenses. Each Fund's portfolio securities are generally valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by Seligman based on quotations provided by primary market makers in such securities. Fixed-income securities not listed on an exchange or securities market, or in which there were no transactions, are valued either by independent pricing services based on bid prices that consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or by Seligman based on quotations provided by primary market makers in such securities. Generally, trading in US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of each Fund are generally determined at such times. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value such security at fair value as determined in accordance with procedures approved by the applicable Board of Directors. These fair value procedures may be used to determine the value of a security in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility.

Foreign currency exchange rates are also determined in accordance with procedures approved by the Board of Directors.

Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by each Underlying Fund will be subtracted from its net asset value.

Short-term obligations of the Funds with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value.

For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up

Under the current distribution arrangements between the Series and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B, Class D, Class R and Class I shares are sold at NAV(2). Using each Class's initial NAV, the maximum offering price of the Fund's shares is as follows:

                                                     TargETFund         TargETFund           TargETFund
                                                       2025                2015               Harvester
Class A
     Net asset value per share
     Maximum sales charge (4.75% of offering price)
     Offering price to public

Class B
     Net asset value and offering price per share/(2)/

Class C
     Net asset value per share
     Maximum sales charge (1.00% of offering price/(1)/)
     Offering price to public

Class D
     Net asset value and offering price per share/(2)/

Class I
     Net asset value and offering price per share

Class R
     Net asset value and offering price per share/(2)/

(1) In addition to the 1.00% front-end sales charge Class C shares (other than those sold through Level Load Intermediaries), are subject to a 1% CDSC if you redeem your shares within 18 months of purchase (12 months in the case of investors who purchase Class C shares through Level Load Intermediaries). Level Load Intermediaries are discussed under "Purchase, Redemption and Pricing of Shares"..
(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R shares may be subject to a 1% CDSC if shares are redeemed within one year of purchase in connection with a plan termination

Redemption in Kind

The procedures for selling Series' shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities of the Funds and/or the Underlying Funds is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Funds and/or Underlying Funds of their shares impracticable or it is not reasonably practicable for the Funds and/or the Underlying Funds to fairly determine the value of its net assets; or (iii) such other periods as ordered by the Securities and Exchange Commission for the protection of Fund's shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Series' responsibility for the prevention of money laundering, you may be required by the Series, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Series or its service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from a Fund. the Series, by written notice to you, may suspend payment to you of any proceeds or distributions if the Series or its service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Series, Seligman or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Series has no arrangements with any person to permit frequent trading of each Fund's Shares.

                             Taxation of the Series

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements a Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to the US Federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company.

Dividends from net investment income and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. The tax rate on net long-term capital gains for individuals is reduced generally from 20% to 15% (5% for individuals in lower tax brackets) for such gain held for more than one year and realized before January 1, 2009. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Series will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.
Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Each Fund is subject to a 4% nondeductible excise tax on the under distribution of amounts required to be paid pursuant to a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year at least 98% of its capital gain net income realized during the one-year period ending December 31 during such year, and all ordinary income and capital gain net income for prior years that was not previously distributed. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

Any gain or loss realized upon a sale or redemption of shares in each Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 15% in respect of shares held for more than one year and disposed of before January 1, 2009. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of each Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of such Fund.

In determining gain or loss on shares of each Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Series. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Series is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Series may be fined on an annual basis for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Series may charge a service fee equal to such fine that may be deducted from the shareholder's account and offset against any of its undistributed dividends and capital gain distributions. The Series also reserves the right to close any account which does not have a certified taxpayer identification number.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Pursuant to the American Jobs Creation Act of 2004, with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund may designate distributions of short-term capital gains and "qualified interest income" as exempt from U.S. withholding tax when paid to foreign investors. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

                                  Underwriters

Distribution of Securities

The Series and Seligman Advisors are parties to a Distributing Agreement dated
        , 2005, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Series. Seligman Advisors accepts orders for the purchase of the Series' shares, which are offered continuously. As general distributor of the Series' shares, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Compensation

The Series is new, so compensation information is not available.

Other Payments

Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more ("NAV sales"), calculated as follows: 1.00% of NAV sales up to but not including $2 million; 0.80% of NAV sales from $2 million up to but not including $3 million; 0.50% of NAV sales from $3 million up to but not including $5 million; and 0.25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; 0.80% of sales from $2 million up to but not including $3 million; 0.50% of sales from $3 million up to but not including $5 million; and 0.25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.

The Manager and Seligman Advisors may make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms, third party administrators and other financial intermediaries (collectively, "Financial Intermediaries"), subject to the Manager's and Seligman Advisors' respective internal policies and procedures.

Seligman Advisors provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by the Manager (the "Seligman Funds"). Seligman Advisors also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to Seligman Advisors' internal policies and procedures governing payments for such seminars. These seminars may take place at Seligman Advisors' headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to Seligman Advisors' internal policies and procedures, Seligman Advisors may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) Seligman Advisors' promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with SDC and may be paid by SDC for providing sub-transfer agency and other services. Such expenses paid by SDC are included in the Annual Operating Expenses set forth in the prospectus.

The Manager and/or Seligman Advisors have revenue sharing arrangements with certain Financial Intermediaries. Payments to these Financial Intermediaries are usually structured in any of three ways or a combination thereof: (i) as a percentage of gross sales; (ii) as a percentage of net assets attributable to the financial intermediary; or (iii) a fixed dollar amount.

The foregoing payments (which may take the form of expense reimbursements) by the Manager, Seligman Advisors and/or SDC may be made for shareholder servicing, promotion of Seligman Funds, and other services provided by the Manager, such as advisory services to managed accounts, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediaries. These payments are in addition to the 12b-1 fees and sales loads borne by shareholders, as well as the finders' fees and loads paid by Seligman Advisors, as set forth in the prospectus or otherwise described above. Such payments may result in, or be necessary for, the inclusion of the Seligman Funds on a sales list, including a preferred or select sales list, in various sales programs. Receipt by Financial Intermediaries of the foregoing payments or services could create an incentive for the Financial Intermediaries to offer a Seligman Fund in lieu of other mutual funds where such payments or services are not provided. Shareholders should consult their Financial Intermediaries for further information.

                         Calculation of Performance Data

The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. As the Series is new, no performance information is available.

                              Financial Statements

The Series' statement of assets and liabilities and statement of operations presented below has been audited by _________________________________, independent auditors of the Series.

                               General Information

Custodian. , serves as custodian of the Series. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for each Fund of the Series.

Independent Registered Public Accounting Firm. , has been selected as auditors of the Series. Their address is .

                                   APPENDIX A

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICE (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

PART C. OTHER INFORMATION

Item 23.  Exhibits.

          All Exhibits listed below will be filed by amendment, except those exhibits incorporated by reference herein or marked with an asterisk (*) and filed herewith.

(a)       Amended and Restated Articles of Incorporation of Registrant.

(b)       By-laws of the Registrant.

(c)       Not applicable.

(d) Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated.

(e)(1) Form of Distribution Agreement between Registrant and Seligman Advisors, Inc.

(e)(2)    Form of Sales Agreement between Seligman Advisors, Inc. and
          Dealer/Bank.

(e)(3) Form of Retail Fund Participation Agreement by and among Hartford Life Insurance Company, the Registrant, Seligman Advisors, Inc. and Seligman Data Corporation.

(f)       Not applicable.

(g)       Custody Agreement between Registrant and State Street Bank and Trust
          Company.

(h)       Not Applicable.

(i)       Opinion and Consent of Counsel.

(j)       Consent of Independent Auditors

(k)       Not Applicable

(l) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A, B, C, D, R and I shares between Registrant and Seligman Advisors, Inc.

(m)(1)    Administration, Shareholder Services and Distribution Plan of
          Registrant.

(m)(2) Form of Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers.

(n) Plan of Multiple Classes of Shares (six Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended.

(p)(1) Code of Ethics of the Registrant and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and affiliates.

(Other Exhibits)         (a)   Powers of Attorney

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25. Indemnification. Reference is made to the provisions of Article Twelfth of Registrant's Articles of Incorporation filed as an exhibit to Registrant's Registration Statement (as noted in Item 23 above) and
          Article VII of Registrant's By-laws filed as an exhibit to Registrant's Registration Statement (as noted in Item 23 above).

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise,

          Registrant has been advised by the Securities and Exchange Commission that such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of counsel the matter has be settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26 Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Seligman"), is the Registrant's investment adviser and is an investment adviser registered under the Investment Advisors Act of 1940, as amended (the "Advisors Act"). The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 30 to the Registration Statement of Seligman Communications and Information Fund, Inc. (File No. 811-3596) filed on April 29, 2005.

Item 27.  Principal Underwriters.

(a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter follow: Seligman Cash Management Fund, Inc., Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Time Horizon/Harvester Series, Inc. and Seligman Value Fund Series, Inc.

(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20: (Unless otherwise noted,: the principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.)

                                   Seligman Advisors, Inc.
                                     As of July 1, 2005

              (1)                             (2)                                      (3)
      Name and Principal              Positions and Offices                    Positions and Offices
      Business Address                with Underwriter                         with Registrant
      ----------------                ----------------                         ---------------
      William C. Morris               Chairman of the Board and Director       Chairman of the Board
      Brian T. Zino                   Director                                 President, Director and
                                                                               Chief Executive Officer
      David F. Stein                  Director                                 None
      Rodney G.D. Smith               Director                                 None
      Charles W. Kadlec               President and Director                   None
      Richard M. Potocki              Managing Director, Director of Sales     None
      Andrew S. Veasy                 Managing Director, Sales                 None
      Thomas G. Rose                  Senior Vice President, Finance           Vice President
      James R. Besher                 Senior Vice President, Divisional        None
                                      Sales Director
      Gerald I. Cetrulo, III          Senior Vice President, Sales             None
      Arthur A. Condron               Senior Vice President, Director of       None
                                      Wealth Management
      Jeffrey S. Dean                 Senior Vice President, Director of       None
                                      Operations and Business Planning
      Kenneth J. Dougherty            Senior Vice President, Sales             None
      Jonathan G. Evans               Senior Vice President, Sales             None
      T. Wayne Knowles                Senior Vice President, Divisional        None
                                      Sales Director
      Michelle L. McCann-Rappa        Senior Vice President, Director          None
                                      of Marketing
      Ronald W. Pond                  Senior Vice President, Divisional        None
                                      Sales Director
      Thomas P. Parnell               Senior Vice President, Sales
      J. Jeffery Rold                 Senior Vice President, Divisional        None
                                      Sales Director
      Jeffery C. Pleet                Senior Vice President, Regional          None
                                      Retirement Plans Manager
      James C. Taylor                 Senior Vice President, Sales             None
      Bruce M. Tuckey                 Senior Vice President, Sales             None
      Judith L. Lyon                  Senior Vice President, Sales             None
      Paula Smith                     Senior Vice President, Director of       None
                                      Retirement
      Joseph J. Williams, Jr.         Senior Vice President, Sales             None
      Angela M. Billick               Vice President, Marketing Manager for    None
                                      Offshore and Wealth Management
      Marcie L. Blanco                Vice President, Retirement               None
                                      Plans Marketing Manager

                                   Seligman Advisors, Inc.
                                     As of July 1, 2005

              (1)                             (2)                                      (3)
      Name and Principal              Positions and Offices                    Positions and Offices
      Business Address                with Underwriter                         with Registrant
      ----------------                ----------------                         ---------------
      Dan Molloy                      Vice President, Regional Retirement      None
                                      Plans Manager
      Matthew Scott                   Vice President, Regional Retirement      None
                                      Plans Manager
      Emily H. Calcagno               Vice President, National Accounts        None
      Nicole C. Grogan                Vice President, Manager, Sales           None
                                      Administration and Planning
      Peter J. Campagna               Vice President, Portfolio Advisory,      None
      Dina Cutrone                    Vice President, Marketing                None
                                      Manager
      Helen Delman                    Vice President, Product Manager          None
      Matthew Witschel                Vice President, Manager of Internal      None
                                      Sales
      Steven J. Ralff                 Vice President, Product Manager          None
      Paula A. Smith                  Vice President, Product Manager          None
      John T. Szwed                   Vice President, Product Manager          None
      Gary A. Terpening               Vice President, Director of Business     None
                                      Development
      Edward W. Urban                 Vice President, Product Manager          None
      William DeSanto                 Vice President, Director of              None
                                      Product Management
      Brian P. Karavlan               Vice President, Regional Sales           None
      Edward S. Finocchiaro           Vice President, Regional Sales           None
      Sean Hausman                    Vice President, Regional Sales           None
      Brian C. Kelleher               Vice President, Regional Sales           None
      Bill Kelly                      Vice President, Regional Sales           None
      Mike Loftus                     Vice President, Regional Sales           None
      Leslie A. Mudd                  Vice President, Regional Sales           None
      John H. Perucki                 Vice President, Regional Sales           None
      Frank J. Nasta                  Corporate Secretary                      Secretary
      James M. Curtis                 Assistant Corporate Secretary            None
      Paul B. Goucher                 Assistant Corporate Secretary            None
      Jennifer G. Muzzey              Assistant Corporate Secretary            None
      Albert A. Pisano                Vice President, Director of Compliance   None
      Katherine J. Shetler            Senior Vice President and Treasurer      None
      Julie S. Rosenberg              Assistant Treasurer                      None
      Lawrence P. Vogel               Assistant Treasurer                      Vice President and
                                                                               Treasurer
      Richard C. Dluzniewski          Assistant Treasurer                      None
      Sandra G. Floris                Assistant Vice President, Order Desk     None
      Keith R. Landry                 Vice President, Order Desk               None
      Karen Billias                   Assistant Vice President, Retirement     None
                                      Plans Marketing Consultant
      Michael J. Ferry                Vice President                           None
                                      Retirement Plans Marketing Consultant
      John Kielmeyer                  Assistant Vice President, Regional       None
                                      Sales
      Jennifer Danzi                  Assistant Vice President, Regional       None
                                      Sales

                                   Seligman Advisors, Inc.
                                     As of July 1, 2005

              (1)                             (2)                                      (3)
      Name and Principal              Positions and Offices                    Positions and Offices
      Business Address                with Underwriter                         with Registrant
      ----------------                ----------------                         ---------------
      Lisa M. MacDonald               Assistant Vice President, Sales          None
                                      Administration and Planning
      Oscar Lagos                     Assistant Vice President, Operations     None

(c)       Not Applicable.

Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant's cash and securities and also agent performing certain accounting and record-keeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, maintains shareholder records for the Registrant.

Item 29.  Management Services.  Not applicable.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 15th day of July, 2005.


                                     SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

                                              By: /s/ Brian T. Zino
                                                  ------------------------------
                                                  Brian T. Zino, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 15, 2005.

Signature                               Title
---------                               -----

/s/ Brian T. Zino                       President, Director and Chief Executive
----------------------------------      Officer (Principal Executive Officer)
Brian T. Zino


/s/ William C. Morris                   Chairman of the Board and Director
----------------------------------
William C. Morris


/s/ Lawrence P. Vogel                   Treasurer (Principal Financial and
----------------------------------      Accounting Officer)
Lawrence P. Vogel

                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
                       Registration Statement on Form N-1A
                         Pre-Effective Amendment No.___

                                  EXHIBIT INDEX

All Exhibits listed in this Part C will be filed by amendment, except those exhibits incorporated by reference herein or marked with an asterisk (*) and filed herewith.